UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05634

Morgan Stanley Global Strategist Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices)	(Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6963

Date of fiscal year end: July 31, 2012

Date of reporting period: October 31, 2011

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (52.1%)
	Australia (2.1%)
	Air Freight & Logistics
9,328	Toll Holdings Ltd.	$46,637

	Beverages
7,069	Coca-Cola Amatil Ltd.	91,299
34,406	Foster’s Group Ltd.	192,875
11,468	Treasury Wine Estates Ltd.	44,802

		328,976

	Biotechnology
6,876	CSL Ltd.	205,919

	Capital Markets
4,098	Macquarie Group Ltd.	103,562

	Chemicals
20,816	Incitec Pivot Ltd.	74,293
5,073	Orica Ltd.	136,192

		210,485

	Commercial Banks
33,478	Australia & New Zealand Banking Group Ltd.	755,026
17,491	Commonwealth Bank of Australia	898,241
28,069	National Australia Bank Ltd.	749,230
34,431	Westpac Banking Corp.	801,380

		3,203,877

	Commercial Services & Supplies
17,604	Brambles Ltd.	121,488

	Construction & Engineering
2,027	Leighton Holdings Ltd.	45,360

	Containers & Packaging
15,296	Amcor Ltd.	112,081

	Diversified Financial Services
2,386	ASX Ltd.	76,563

	Diversified Telecommunication Services
60,099	Telstra Corp, Ltd.	195,468

	Energy Equipment & Services
2,456	WorleyParsons Ltd.	71,069

	Food & Staples Retailing
12,676	Wesfarmers Ltd.	426,408
2,388	Wesfarmers Ltd. (PPS)	81,718
15,531	Woolworths Ltd.	386,236

		894,362

	Health Care Equipment & Supplies
773	Cochlear Ltd.	47,223

	Health Care Providers & Services
4,764	Sonic Healthcare Ltd.	54,999

	Hotels, Restaurants & Leisure
8,910	Crown Ltd.	74,391
10,695	Echo Entertainment Group Ltd. (a)	41,442
9,199	TABCORP Holdings Ltd.	28,308

		144,141

	Information Technology Services
6,506	Computershare Ltd.	51,463

	Insurance
41,893	AMP Ltd.	186,408
30,701	Insurance Australia Group Ltd.	100,314

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

17,898	QBE Insurance Group Ltd.	$274,703
15,816	Suncorp Group Ltd.	141,460

		702,885

	Media
39,248	Fairfax Media Ltd.	37,538

	Metals & Mining
44,558	Alumina Ltd.	67,023
40,502	BHP Billiton Ltd.	1,585,613
26,754	BlueScope Steel Ltd.	23,402
6,321	DuluxGroup Ltd.	17,279
16,804	Fortescue Metals Group Ltd.	83,685
5,772	Newcrest Mining Ltd.	203,331
17,194	OneSteel Ltd.	21,465
5,339	Rio Tinto Ltd.	382,831

		2,384,629

	Multi-Utilities
5,722	AGL Energy Ltd.	86,265

	Oil, Gas & Consumable Fuels
13,338	Origin Energy Ltd.	200,260
11,236	Santos Ltd.	149,364
7,351	Woodside Petroleum Ltd.	276,651

		626,275

	Real Estate Investment Trusts (REITs)
65,324	Dexus Property Group REIT (Stapled Securities) (b)	57,819
80,650	Goodman Group REIT (Stapled Securities) (b)	51,779
26,937	GPT Group REIT (Stapled Securities) (b)	88,722
38,679	Mirvac Group REIT (Stapled Securities) (b)(c)	50,610
28,561	Stockland REIT (Stapled Securities) (b)(c)	93,323
25,964	Westfield Group REIT (Stapled Securities) (b)(c)	208,796
25,951	Westfield Retail Trust REIT	68,739

		619,788

	Road & Rail
36,313	Asciano Ltd.	57,342

	Transportation Infrastructure
16,094	Transurban Group (Stapled Securities) (b)	88,160

	Total Australia	10,516,555

	Austria (0.0%)
	Metals & Mining
1,329	Voestalpine AG	45,592

	Real Estate Management & Development
3,664	Immofinanz AG (a)	11,998

	Total Austria	57,590

	Belgium (0.2%)
	Beverages
7,130	Anheuser-Busch InBev N.V.	395,854

	Chemicals
1,567	Umicore SA	66,868

	Commercial Banks
3,024	KBC Groep N.V.	66,971

	Diversified Financial Services
1,540	Groupe Bruxelles Lambert SA	118,326

	Food & Staples Retailing
905	Colruyt SA	37,161
3,434	Delhaize Group SA	224,752

		261,913

	Insurance
30,051	Ageas	59,710

	Total Belgium	969,642

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

	Brazil (1.2%)
	Beverages
12,500	Cia de Bebidas das Americas	$417,553

	Commercial Banks
28,291	Banco Bradesco SA (Preference)	511,655
7,700	Banco do Brasil SA	116,161
7,600	Banco Santander Brasil SA (Units)	68,393
28,541	Itau Unibanco Holding SA (Preference)	544,105
40,511	Itausa - Investimentos Itau SA (Preference)	253,658

		1,493,972

	Diversified Financial Services
18,100	BM&F Bovespa SA	108,061

	Diversified Telecommunication Services
5,707	Tele Norte Leste (Preference)	61,562
3,574	Telefonica Brasil SA (Preference)	103,982

		165,544

	Electric Utilities
11,628	Centrais Eletricas Brasileiras SA (Preference)	160,314
9,201	Cia Energetica de Minas Gerais (Preference)	153,810

		314,124

	Food Products
9,300	BRF - Brasil Foods SA	193,654

	Household Durables
3,500	Cyrela Brazil Realty SA Empreendimentos e Participacoes	30,599
10,800	PDG Realty SA Empreendimentos e Participacoes	47,620

		78,219

	Information Technology Services
3,400	Cielo SA	90,107
5,100	Redecard SA	85,701

		175,808

	Metals & Mining
4,591	Bradespar SA (Preference)	93,593
13,100	Cia Siderurgica Nacional SA	121,397
9,327	Gerdau SA (Preference)	83,934
4,467	Metalurgica Gerdau SA (Preference)	50,632
4,100	Usinas Siderurgicas de Minas Gerais SA	58,867
7,926	Usinas Siderurgicas de Minas Gerais SA (Preference)	54,476
18,100	Vale SA	460,816
29,313	Vale SA (Preference)	696,607

		1,620,322

	Oil, Gas & Consumable Fuels
17,000	OGX Petroleo e Gas Participacoes SA (a)	140,606
31,100	Petroleo Brasileiro SA	418,084
43,330	Petroleo Brasileiro SA (Preference)	538,076
6,400	Ultrapar Participacoes SA	114,070

		1,210,836

	Personal Products
3,800	Natura Cosmeticos SA	73,926

	Road & Rail
5,500	All America Latina Logistica SA	27,390

	Transportation Infrastructure
3,700	CCR SA	101,829

	Total Brazil	5,981,238

	Canada (2.7%)
	Aerospace & Defense
19,400	Bombardier, Inc.	80,189

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

	Auto Components
3,400	Magna International, Inc.	$129,724

	Capital Markets
2,800	IGM Financial, Inc.	120,905

	Chemicals
2,200	Agrium, Inc.	181,385
11,400	Potash Corp. of Saskatchewan, Inc.	539,606

		720,991

	Commercial Banks
7,100	Bank of Montreal	419,482
12,400	Bank of Nova Scotia	653,496
5,200	Canadian Imperial Bank of Commerce	391,793
2,100	National Bank of Canada	149,881
17,100	Royal Bank of Canada	834,113
11,300	Toronto-Dominion Bank (The)	852,871

		3,301,636

	Communications Equipment
6,300	Research In Motion Ltd. (a)	127,422

	Construction & Engineering
2,800	SNC-Lavalin Group, Inc.	140,709

	Diversified Telecommunication Services
7,200	BCE, Inc.	285,399

	Electric Utilities
2,000	Fortis, Inc.	67,620

	Food & Staples Retailing
3,500	Shoppers Drug Mart Corp.	147,128

	Hotels, Restaurants & Leisure
4,300	Tim Hortons, Inc.	211,646

	Independent Power Producers & Energy Traders
3,400	TransAlta Corp.	74,805

	Insurance
300	Fairfax Financial Holdings Ltd.	125,409
6,200	Great-West Lifeco, Inc.	138,027
1,900	Intact Financial Corp.	106,022
24,700	Manulife Financial Corp.	326,112
5,500	Power Corp. of Canada	138,500
5,200	Power Financial Corp.	140,336
8,000	Sun Life Financial, Inc.	201,936

		1,176,342

	Media
5,200	Shaw Communications, Inc.	105,330
5,100	Thomson Reuters Corp.	150,890

		256,220

	Metals & Mining
2,300	Agnico-Eagle Mines Ltd.	99,776
13,100	Barrick Gold Corp.	646,753
7,400	Eldorado Gold Corp.	139,054
7,000	First Quantum Minerals Ltd.	146,847
9,800	Goldcorp, Inc.	476,850
11,900	Kinross Gold Corp.	170,765
4,800	Silver Wheaton Corp.	165,755
6,500	Teck Resources Ltd.	260,587
10,100	Yamana Gold, Inc.	150,778

		2,257,165

	Oil, Gas & Consumable Fuels
5,600	Cameco Corp.	120,174
14,400	Canadian Natural Resources Ltd.	507,955
3,500	Canadian Oil Sands Ltd.	81,114

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

10,000	Cenovus Energy, Inc.	$342,513
2,700	Crescent Point Energy Corp.	115,314
11,600	Enbridge, Inc.	401,854
10,500	Encana Corp.	227,750
3,600	Husky Energy, Inc.	92,424
3,500	Imperial Oil Ltd.	144,951
8,200	Nexen, Inc.	139,279
5,700	Penn West Petroleum Ltd.	101,848
1,400	Petrobank Energy & Resources Ltd. (a)	12,599
859	Petrominerales Ltd.	22,665
19,800	Suncor Energy, Inc.	630,700
14,200	Talisman Energy, Inc.	201,443
8,800	TransCanada Corp.	374,072

		3,516,655

	Real Estate Management & Development
7,500	Brookfield Asset Management, Inc., Class A	217,005
5,800	Brookfield Office Properties, Inc.	95,198

		312,203

	Road & Rail
6,100	Canadian National Railway Co.	477,841
2,300	Canadian Pacific Railway Ltd.	142,165

		620,006

	Wireless Telecommunication Services
5,400	Rogers Communications, Inc.	196,930

	Total Canada	13,743,695

	Chile (0.0%)
	Metals & Mining
2,716	Antofagasta PLC	50,379

	China (0.0%)
	Insurance
67,200	AIA Group Ltd. (d)	202,685

	Denmark (0.2%)
	Chemicals
506	Novozymes A/S, Class B	74,583

	Commercial Banks
5,744	Danske Bank A/S (a)	78,435

	Electrical Equipment
3,486	Vestas Wind Systems A/S (a)	54,063

	Marine
5	AP Moller - Maersk A/S	32,128
10	AP Moller - Maersk A/S, Class B	67,577

		99,705

	Pharmaceuticals
3,710	Novo Nordisk A/S, Class B	391,766

	Road & Rail
3,265	DSV A/S	64,781

	Total Denmark	763,333

	Finland (0.2%)
	Auto Components
1,401	Nokian Renkaat Oyj	51,255

	Communications Equipment
36,768	Nokia Oyj	247,747

	Electric Utilities
6,439	Fortum Oyj	156,658

	Insurance
3,785	Sampo Oyj, Class A	103,841

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

	Machinery
2,681	Kone Oyj, Class B	$147,399

	Paper & Forest Products
12,324	UPM-Kymmene OYJ	143,648

	Total Finland	850,548

	France (1.8%)
	Aerospace & Defense
1,262	Thales SA	44,397

	Auto Components
1,960	Cie Generale des Etablissements Michelin, Class B	141,578

	Automobiles
1,221	Peugeot SA	26,525
1,898	Renault SA	79,151

		105,676

	Beverages
1,960	Pernod-Ricard SA	182,644

	Building Products
2,371	Cie de St-Gobain	109,712

	Chemicals
2,681	Air Liquide SA	346,274

	Commercial Banks
10,548	BNP Paribas SA	467,688
8,087	Credit Agricole SA	61,989
7,308	Societe Generale SA	209,549

		739,226

	Commercial Services & Supplies
1,823	Edenred	51,364

	Communications Equipment
32,733	Alcatel-Lucent (a)	89,576

	Construction & Engineering
2,699	Bouygues SA	100,918
5,057	Vinci SA	248,205

		349,123

	Construction Materials
4,727	Lafarge SA	191,481

	Diversified Telecommunication Services
20,519	France Telecom SA	369,158
16,603	Vivendi SA	371,953

		741,111

	Electric Utilities
3,256	EDF SA	97,491

	Electrical Equipment
4,351	Alstom SA	161,744

	Energy Equipment & Services
1,748	Cie Generale de Geophysique-Veritas (a)	38,193
986	Technip SA	93,223

		131,416

	Food & Staples Retailing
5,854	Carrefour SA	155,302

	Food Products
7,049	Danone	487,266

	Health Care Equipment & Supplies
1,615	Cie Generale d’Optique Essilor International SA	116,825

	Hotels, Restaurants & Leisure
1,422	Accor SA	46,326
1,292	Sodexo	93,097

		139,423

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

	Information Technology Services
1,918	Cap Gemini SA	$73,346

	Insurance
17,841	AXA SA	286,635

	Machinery
2,554	Vallourec SA	154,663

	Media
799	Eutelsat Communications SA	32,872
651	JCDecaux SA (a)	17,355
1,047	Publicis Groupe SA	50,608
2,416	SES SA	61,642
1,176	Societe Television Francaise 1	15,778

		178,255

	Metals & Mining
12,867	ArcelorMittal	265,184

	Multi-Utilities
12,930	GDF Suez	364,102
4,193	Suez Environnement Co.	65,664
5,613	Veolia Environnement SA	79,089

		508,855

	Multiline Retail
1,434	PPR	223,186

	Oil, Gas & Consumable Fuels
22,144	Total SA	1,157,987

	Personal Products
2,543	L’Oreal SA	280,065

	Pharmaceuticals
12,246	Sanofi	876,609

	Professional Services
581	Bureau Veritas SA	45,029

	Real Estate Investment Trusts (REITs)
86	ICADE REIT	7,655
1,708	Unibail-Rodamco SE REIT	339,080

		346,735

	Textiles, Apparel & Luxury Goods
750	Christian Dior SA	105,787
2,427	LVMH Moet Hennessy Louis Vuitton SA	402,227

		508,014

	Transportation Infrastructure
480	Aeroports de Paris (ADP)	37,642
7,563	Groupe Eurotunnel SA	67,986

		105,628

	Total France	9,391,820

	Germany (1.8%)
	Air Freight & Logistics
6,209	Deutsche Post AG (Registered)	94,248

	Airlines
4,169	Deutsche Lufthansa AG (Registered)	56,671

	Auto Components
611	Continental AG (a)	45,492

	Automobiles
3,519	Bayerische Motoren Werke AG	286,785
7,768	Daimler AG (Registered)	394,635
898	Porsche Automobil Holding SE (Preference)	52,401
372	Volkswagen AG	58,413
1,855	Volkswagen AG (Preference)	324,510

		1,116,744

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

	Capital Markets
11,735	Deutsche Bank AG (Registered)	$487,804

	Chemicals
13,289	BASF SE	965,802
1,526	K+S AG (Registered)	96,709
1,060	Lanxess AG	62,294
1,655	Linde AG	262,750

		1,387,555

	Commercial Banks
49,404	Commerzbank AG (a)	120,856

	Diversified Financial Services
1,392	Deutsche Boerse AG (a)	76,804

	Diversified Telecommunication Services
33,454	Deutsche Telekom AG (Registered)	424,139

	Electric Utilities
20,521	E.ON AG	496,125

	Food & Staples Retailing
1,362	Metro AG	62,928

	Food Products
526	Suedzucker AG	15,359

	Health Care Providers & Services
1,940	Fresenius Medical Care AG & Co. KGaA	141,142
1,321	Fresenius SE & Co. KGaA	129,844

		270,986

	Hotels, Restaurants & Leisure
1,926	TUI AG (a)	12,439

	Household Products
1,808	Henkel AG & Co. KGaA	88,355
2,044	Henkel AG & Co. KGaA (Preference)	121,287

		209,642

	Industrial Conglomerates
9,791	Siemens AG (Registered)	1,026,188

	Insurance
5,186	Allianz SE (Registered)	579,354
2,202	Muenchener Rueckversicherungs AG (Registered)	295,188

		874,542

	Life Sciences Tools & Services
3,223	QIAGEN N.V. (a)	44,804

	Media
300	Axel Springer AG	12,057
474	Kabel Deutschland Holding AG (a)	26,932
686	ProSiebenSat.1 Media AG	14,478

		53,467

	Metals & Mining
6,637	ThyssenKrupp AG	190,415

	Multi-Utilities
4,297	RWE AG	183,367

	Personal Products
1,091	Beiersdorf AG	62,865

	Pharmaceuticals
8,620	Bayer AG (Registered)	549,782
672	Merck KGaA	62,645

		612,427

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

	Semiconductors & Semiconductor Equipment
12,761	Infineon Technologies AG	$113,793

	Software
11,826	SAP AG	712,631

	Specialty Retail
8,106	Esprit Holdings Ltd. (d)	11,716

	Textiles, Apparel & Luxury Goods
2,170	Adidas AG	152,657

	Transportation Infrastructure
344	Fraport AG Frankfurt Airport Services Worldwide	21,582

	Total Germany	8,938,246

	Greece (0.0%)
	Commercial Banks
14,355	National Bank of Greece SA (a)	34,263

	Hong Kong (0.4%)
	Commercial Banks
15,690	Bank of East Asia Ltd.	56,738
36,500	BOC Hong Kong Holdings Ltd.	85,545
11,500	Hang Seng Bank Ltd.	148,110

		290,393

	Diversified Financial Services
9,972	Hong Kong Exchanges and Clearing Ltd.	167,153

	Electric Utilities
19,000	CLP Holdings Ltd.	169,142
14,500	Power Assets Holdings Ltd.	110,612

		279,754

	Gas Utilities
39,600	Hong Kong & China Gas Co., Ltd.	89,288

	Hotels, Restaurants & Leisure
28,400	Sands China Ltd. (a)	83,560

	Industrial Conglomerates
21,000	Hutchison Whampoa Ltd.	191,869

	Real Estate Investment Trusts (REITs)
19,412	Link REIT (The) REIT	66,349

	Real Estate Management & Development
14,000	Cheung Kong Holdings Ltd.	173,836
8,000	Hang Lung Group Ltd.	48,666
22,000	Hang Lung Properties Ltd.	80,070
11,228	Henderson Land Development Co., Ltd.	60,723
7,000	Kerry Properties Ltd.	25,760
26,197	New World Development Co., Ltd.	27,594
18,133	Sino Land Co., Ltd.	28,636
13,000	Sun Hung Kai Properties Ltd.	177,229
6,500	Swire Pacific Ltd.	75,191
13,200	Wharf Holdings Ltd.	70,197
10,000	Wheelock & Co., Ltd.	28,839

		796,741

	Road & Rail
15,242	MTR Corp.	48,962

	Total Hong Kong	2,014,069

	India (0.0%)
	Oil, Gas & Consumable Fuels
16,376	Cairn Energy PLC (a)	77,129

	Indonesia (0.2%)
	Automobiles
29,000	Astra International Tbk PT	221,985

	Commercial Banks
169,000	Bank Central Asia Tbk PT	152,812

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

46,500	Bank Danamon Indonesia Tbk PT	$25,702
103,500	Bank Mandiri Tbk PT	81,788
70,000	Bank Negara Indonesia Persero Tbk PT	31,173
161,000	Bank Rakyat Indonesia Persero Tbk PT	120,273

		411,748

	Construction Materials
20,500	Indocement Tunggal Prakarsa Tbk PT	37,114
56,000	Semen Gresik Persero Tbk PT	59,566

		96,680

	Diversified Telecommunication Services
131,000	Telekomunikasi Indonesia Tbk PT	108,757

	Food Products
69,000	Indofood Sukses Makmur Tbk PT	40,369

	Gas Utilities
159,000	Perusahaan Gas Negara PT	52,133

	Household Products
19,000	Unilever Indonesia Tbk PT	33,364

	Machinery
25,787	United Tractors Tbk PT	70,252

	Oil, Gas & Consumable Fuels
153,800	Adaro Energy Tbk PT	34,426
257,500	Bumi Resources Tbk PT	66,840
6,000	Indo Tambangraya Megah PT	29,665
12,500	Tambang Batubara Bukit Asam Tbk PT	25,490

		156,421

	Tobacco
9,500	Gudang Garam Tbk PT	62,114

	Total Indonesia	1,253,823

	Israel (0.1%)
	Pharmaceuticals
14,798	Teva Pharmaceutical Industries Ltd. ADR	604,498

	Italy (0.5%)
	Aerospace & Defense
4,799	Finmeccanica SpA	32,810

	Automobiles
8,670	Fiat SpA	53,009

	Commercial Banks
120,612	Intesa Sanpaolo SpA	212,805
178,279	UniCredit SpA	207,856

		420,661

	Diversified Telecommunication Services
127,093	Telecom Italia RSP	133,786
142,349	Telecom Italia SpA	176,875

		310,661

	Electric Utilities
82,927	Enel SpA	389,861

	Energy Equipment & Services
2,576	Saipem SpA	114,435

	Gas Utilities
45,529	Snam Rete Gas SpA	220,743

	Insurance
20,105	Assicurazioni Generali SpA	359,713

	Machinery
5,967	Fiat Industrial SpA (a)	51,518

	Oil, Gas & Consumable Fuels
31,745	ENI SpA	699,045

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

	Textiles, Apparel & Luxury Goods
1,567	Luxottica Group SpA	$46,038

	Transportation Infrastructure
4,173	Atlantia SpA	63,528

	Total Italy	2,762,022

	Japan (4.7%)
	Air Freight & Logistics
8,600	Yamato Holdings Co., Ltd.	142,557

	Auto Components
3,700	Aisin Seiki Co., Ltd.	117,543
8,600	Bridgestone Corp.	201,188
8,100	Denso Corp.	250,131
3,600	Toyota Industries Corp.	101,792

		670,654

	Automobiles
19,795	Honda Motor Co., Ltd. ADR	591,871
24,000	Mazda Motor Corp. (a)	50,749
93,000	Mitsubishi Motors Corp. (a)	123,426
31,800	Nissan Motor Co., Ltd.	292,969
5,600	Suzuki Motor Corp.	119,410
36,500	Toyota Motor Corp.	1,220,402

		2,398,827

	Beverages
4,800	Asahi Group Holdings Ltd.	98,470
13,000	Kirin Holdings Co., Ltd.	159,304

		257,774

	Building Products
15,000	Asahi Glass Co., Ltd.	131,351
3,500	Daikin Industries Ltd.	103,689
5,100	JS Group Corp.	106,730

		341,770

	Capital Markets
31,000	Daiwa Securities Group, Inc.	108,466
46,800	Nomura Holdings, Inc.	177,842

		286,308

	Chemicals
25,000	Asahi Kasei Corp.	148,056
3,000	JSR Corp.	57,255
5,000	Kuraray Co., Ltd.	70,003
20,000	Mitsubishi Chemical Holdings Corp.	121,570
2,200	Nitto Denko Corp.	92,595
4,100	Shin-Etsu Chemical Co., Ltd.	210,593
22,000	Sumitomo Chemical Co., Ltd.	81,518
25,000	Toray Industries, Inc.	177,846

		959,436

	Commercial Banks
22,000	Bank of Yokohama Ltd. (The)	100,798
14,000	Chiba Bank Ltd. (The)	85,829
184,800	Mizuho Financial Group, Inc.	259,182
7,600	Resona Holdings, Inc.	33,951
12,000	Shizuoka Bank Ltd. (The)	116,908
17,300	Sumitomo Mitsui Financial Group, Inc.	482,307
37,000	Sumitomo Mitsui Trust Holdings, Inc.	126,358

		1,205,333

	Commercial Services & Supplies
11,000	Dai Nippon Printing Co., Ltd.	115,174
2,800	Secom Co., Ltd.	132,922

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

11,000	Toppan Printing Co., Ltd.	$85,457

		333,553

	Computers & Peripherals
25,000	Fujitsu Ltd.	133,518
55,000	Toshiba Corp.	242,210

		375,728

	Construction & Engineering
3,000	JGC Corp.	84,228

	Diversified Financial Services
1,380	ORIX Corp.	120,578

	Diversified Telecommunication Services
7,600	Nippon Telegraph & Telephone Corp.	388,534

	Electric Utilities
7,400	Chubu Electric Power Co., Inc.	135,490
3,700	Chugoku Electric Power Co., Inc. (The)	55,281
4,200	Hokkaido Electric Power Co., Inc.	52,905
3,900	Hokuriku Electric Power Co.	62,371
6,200	Kansai Electric Power Co., Inc. (The)	91,752
3,900	Kyushu Electric Power Co., Inc.	51,764
5,500	Shikoku Electric Power Co., Inc.	140,571
6,600	Tohoku Electric Power Co., Inc.	72,892
13,700	Tokyo Electric Power Co., Inc. (The) (a)	49,643

		712,669

	Electrical Equipment
26,000	Mitsubishi Electric Corp.	239,410
1,400	Nidec Corp.	115,219
22,700	Sumitomo Electric Industries Ltd.	253,201

		607,830

	Electronic Equipment, Instruments & Components
7,400	FUJIFILM Holdings Corp.	181,465
63,000	Hitachi Ltd.	338,135
5,000	Hoya Corp.	109,685
2,000	Ibiden Co., Ltd.	43,872
600	Keyence Corp.	152,610
2,000	Kyocera Corp.	176,116
2,800	Murata Manufacturing Co., Ltd.	155,905
6,000	Nippon Electric Glass Co., Ltd.	53,495
2,800	Omron Corp.	59,966
1,400	TDK Corp.	57,235

		1,328,484

	Food & Staples Retailing
11,100	Aeon Co., Ltd.	145,774
10,800	Seven & I Holdings Co., Ltd.	288,842

		434,616

	Food Products
15,000	Ajinomoto Co., Inc.	167,748

	Gas Utilities
38,000	Osaka Gas Co., Ltd.	144,002
34,000	Tokyo Gas Co., Ltd.	146,041

		290,043

	Health Care Equipment & Supplies
3,500	Olympus Corp.	53,313
2,900	Terumo Corp.	147,231

		200,544

	Household Durables
24,200	Panasonic Corp.	246,555
12,000	Sekisui House Ltd.	106,850
15,000	Sharp Corp.	138,391

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

13,035	Sony Corp. ADR	$273,344

		765,140

	Household Products
2,400	Unicharm Corp.	107,800

	Independent Power Producers & Energy Traders
2,700	Electric Power Development Co. Ltd.	67,275

	Industrial Conglomerates
31,000	Hankyu Hanshin Holdings, Inc.	131,102

	Information Technology Services
30	NTT Data Corp.	100,740

	Insurance
5,000	MS&AD Insurance Group Holdings	98,322
8,400	T&D Holdings, Inc.	83,148
6,200	Tokio Marine Holdings, Inc.	147,566

		329,036

	Internet & Catalog Retail
133	Rakuten, Inc.	146,174

	Internet Software & Services
276	Yahoo! Japan Corp.	89,047

	Leisure Equipment & Products
4,600	Nikon Corp.	103,246

	Machinery
2,400	FANUC Corp.	387,538
5,000	Japan Steel Works Ltd. (The)	34,202
38,000	Kawasaki Heavy Industries Ltd.	97,292
13,000	Komatsu Ltd.	320,085
17,000	Kubota Corp.	139,820
1,600	Makita Corp.	59,688
47,000	Mitsubishi Heavy Industries Ltd.	192,043
5,000	NGK Insulators Ltd.	57,617
10,000	NSK Ltd.	75,548
800	SMC Corp.	124,644

		1,488,477

	Marine
18,000	Mitsui OSK Lines Ltd.	69,529
34,000	Nippon Yusen KK	86,042

		155,571

	Media
3,200	Dentsu, Inc.	97,274

	Metals & Mining
5,800	JFE Holdings, Inc.	109,291
70,000	Kobe Steel Ltd.	116,848
71,000	Nippon Steel Corp.	185,518
49,000	Sumitomo Metal Industries Ltd.	92,291
8,000	Sumitomo Metal Mining Co., Ltd.	110,226

		614,174

	Multiline Retail
5,400	Isetan Mitsukoshi Holdings Ltd.	55,136

	Office Electronics
13,800	Canon, Inc.	630,193
5,000	Konica Minolta Holdings, Inc.	36,421
11,000	Ricoh Co., Ltd.	90,236

		756,850

	Oil, Gas & Consumable Fuels
12	Inpex Corp.	78,948

	Paper & Forest Products
13,000	OJI Paper Co., Ltd.	64,420

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

	Personal Products
7,700	Kao Corp.	$201,866
6,500	Shiseido Co., Ltd.	119,062

		320,928

	Pharmaceuticals
4,900	Astellas Pharma, Inc.	178,787
4,900	Chugai Pharmaceutical Co., Ltd.	76,697
9,300	Daiichi Sankyo Co., Ltd.	180,845
3,800	Eisai Co., Ltd.	151,036
1,500	Ono Pharmaceutical Co., Ltd.	78,518
6,400	Shionogi & Co., Ltd.	86,984
9,700	Takeda Pharmaceutical Co., Ltd.	437,664

		1,190,531

	Real Estate Investment Trusts (REITs)
8	Japan Real Estate Investment Corp. REIT	68,480
8	Nippon Building Fund, Inc. REIT	77,543

		146,023

	Real Estate Management & Development
1,400	Daito Trust Construction Co., Ltd.	124,336
11,000	Daiwa House Industry Co., Ltd.	136,735
16,000	Mitsubishi Estate Co., Ltd.	271,016
12,000	Mitsui Fudosan Co., Ltd.	198,467
7,000	Sumitomo Realty & Development Co., Ltd.	145,161

		875,715

	Road & Rail
22	Central Japan Railway Co.	187,071
4,600	East Japan Railway Co.	279,333
10,000	Keikyu Corp.	89,967
10,000	Keio Corp.	68,703
39,000	Kintetsu Corp.	136,860
22,000	Nippon Express Co., Ltd.	85,313
16,000	Odakyu Electric Railway Co., Ltd.	150,151
33,000	Tobu Railway Co., Ltd.	157,987
18,000	Tokyu Corp.	87,087
2,800	West Japan Railway Co.	118,685

		1,361,157

	Semiconductors & Semiconductor Equipment
2,300	Advantest Corp.	26,749
1,200	Rohm Co., Ltd.	61,129
2,000	Tokyo Electron Ltd.	106,790

		194,668

	Software
1,300	Nintendo Co., Ltd.	196,619
1,800	Trend Micro, Inc.	64,413

		261,032

	Specialty Retail
600	Fast Retailing Co., Ltd.	107,776
1,370	Yamada Denki Co., Ltd.	98,737

		206,513

	Tobacco
78	Japan Tobacco, Inc.	391,036

	Trading Companies & Distributors
21,000	ITOCHU Corp.	207,113
29,000	Marubeni Corp.	167,950
16,900	Mitsubishi Corp.	347,875
25,900	Mitsui & Co., Ltd.	377,920
15,300	Sumitomo Corp.	189,780

		1,290,638

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

	Wireless Telecommunication Services
51	KDDI Corp.	$373,101
193	NTT DoCoMo, Inc.	340,908
9,700	Softbank Corp.	315,571

		1,029,580

	Total Japan	23,725,445

	Kazakhstan (0.0%)
	Metals & Mining
2,888	Kazakhmys PLC	42,744

	Netherlands (0.5%)
	Air Freight & Logistics
4,151	PostNL N.V.	21,026
4,151	TNT Express N.V.	35,063

		56,089

	Beverages
3,715	Heineken N.V.	179,923

	Chemicals
4,370	Akzo Nobel N.V.	229,797
3,367	Koninklijke DSM N.V.	172,352

		402,149

	Diversified Financial Services
48,287	ING Groep N.V. CVA (a)	416,954

	Diversified Telecommunication Services
6,177	Koninklijke KPN N.V.	80,708

	Energy Equipment & Services
657	Fugro N.V. CVA	38,530

	Food & Staples Retailing
12,173	Koninklijke Ahold N.V.	155,663

	Food Products
15,199	Unilever N.V. CVA	522,652

	Industrial Conglomerates
12,069	Koninklijke Philips Electronics N.V.	249,957

	Professional Services
1,207	Randstad Holding N.V.	42,679

	Semiconductors & Semiconductor Equipment
3,267	ASML Holding N.V.	136,420

	Transportation Infrastructure
1,006	Koninklijke Vopak N.V.	51,838

	Total Netherlands	2,333,562

	Norway (0.2%)
	Chemicals
1,863	Yara International ASA	87,977

	Commercial Banks
11,497	DnB NOR ASA	132,958

	Construction & Engineering
1,677	Kvaerner ASA (a)	3,206

	Diversified Telecommunication Services
16,466	Telenor ASA	293,183

	Energy Equipment & Services
1,677	Aker Solutions ASA	19,391
2,860	Subsea 7 SA (a)	61,760

		81,151

	Industrial Conglomerates
9,524	Orkla ASA	82,519

	Metals & Mining
12,763	Norsk Hydro ASA	66,103

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

	Oil, Gas & Consumable Fuels
12,789	Statoil ASA	$325,290

	Semiconductors & Semiconductor Equipment
6,482	Renewable Energy Corp. ASA (a)	6,229

	Total Norway	1,078,616

	Poland (0.0%)
	Food & Staples Retailing
3,072	Jeronimo Martins SGPS SA	52,829

	Portugal (0.0%)
	Diversified Telecommunication Services
11,841	Portugal Telecom SGPS SA (Registered)	84,754

	Oil, Gas & Consumable Fuels
2,866	Galp Energia SGPS SA, Class B	59,207

	Total Portugal	143,961

	Russia (0.6%)
	Commercial Banks
30,225	Sberbank of Russia ADR (a)	325,422
20,706	VTB Bank OJSC GDR	98,093

		423,515

	Electric Utilities
24,753	Federal Hydrogenerating Co. JSC ADR	92,609

	Food & Staples Retailing
5,653	Magnit OJSC GDR	142,012

	Metals & Mining
14,442	MMC Norilsk Nickel OJSC ADR	280,967

	Oil, Gas & Consumable Fuels
81,336	Gazprom OAO ADR	942,452
7,367	Lukoil OAO ADR	426,412
1,263	NovaTek OAO GDR	175,846
29,988	Rosneft Oil Co. GDR	211,837
15,000	Surgutneftegas OJSC ADR	129,750
5,085	Tatneft ADR	150,022

		2,036,319

	Wireless Telecommunication Services
9,100	Mobile Telesystems OJSC ADR	130,039

	Total Russia	3,105,461

	South Africa (0.1%)
	Beverages
9,819	SABMiller PLC	356,296

	Spain (0.4%)
	Airlines
13,928	International Consolidated Airlines Group SA (a)	36,679

	Commercial Banks
45,352	Banco Bilbao Vizcaya Argentaria SA	407,993
15,764	Banco Popular Espanol SA	72,170
90,268	Banco Santander SA	771,955
11,821	CaixaBank	57,450

		1,309,568

	Construction & Engineering
3,511	ACS Actividades de Construccion y Servicios SA	132,665

	Electric Utilities
40,863	Iberdrola SA	296,435
1,327	Red Electrica Corp. SA	64,047

		360,482

	Food & Staples Retailing
6,563	Distribuidora Internacional de Alimentacion SA (a)	29,846

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

	Oil, Gas & Consumable Fuels
3,053	Repsol YPF SA	$91,974

	Specialty Retail
2,368	Inditex SA	214,360

	Transportation Infrastructure
4,000	Abertis Infraestructuras SA	65,597

	Total Spain	2,241,171

	Sweden (0.7%)
	Building Products
3,465	Assa Abloy AB, Class B	84,102

	Commercial Banks
27,526	Nordea Bank AB	249,848
14,986	Skandinaviska Enskilda Banken AB	93,436
5,789	Svenska Handelsbanken AB, Class A	165,792
4,898	Swedbank AB, Class A	68,372

		577,448

	Communications Equipment
27,294	Telefonaktiebolaget LM Ericsson, Class B	284,126

	Construction & Engineering
3,281	Skanska AB, Class B	53,550

	Diversified Financial Services
12,458	Investor AB, Class B	243,139

	Diversified Telecommunication Services
33,207	TeliaSonera AB	229,907

	Household Durables
2,950	Electrolux AB	54,904
5,449	Husqvarna AB, Class B	27,628

		82,532

	Machinery
10,488	Atlas Copco AB, Class A	228,060
7,581	Atlas Copco AB, Class B	147,238
16,163	Sandvik AB	221,585
5,471	Scania AB, Class B	91,740
6,655	SKF AB, Class B	146,886
8,741	Volvo AB, Class B	108,374

		943,883

	Media
443	Modern Times Group AB, Class B	23,324

	Paper & Forest Products
9,071	Svenska Cellulosa AB, Class B	131,787

	Specialty Retail
10,949	Hennes & Mauritz AB, Class B	361,099

	Tobacco
4,439	Swedish Match AB	153,184

	Wireless Telecommunication Services
1,401	Millicom International Cellular SA SDR	153,813

	Total Sweden	3,321,894

	Switzerland (1.6%)
	Biotechnology
971	Actelion Ltd. (Registered) (a)	35,906

	Building Products
814	Geberit AG (Registered) (a)	166,557

	Capital Markets
14,383	Credit Suisse Group AG (Registered) (a)	414,605
2,123	Julius Baer Group Ltd. (a)	79,856
25,821	UBS AG (Registered) (a)	325,741

		820,202

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

	Chemicals
82	Givaudan SA (Registered) (a)	$74,538
791	Syngenta AG (Registered) (a)	241,905

		316,443

	Diversified Telecommunication Services
691	Swisscom AG (Registered)	278,130

	Electrical Equipment
34,134	ABB Ltd. (Registered) (a)	643,520

	Energy Equipment & Services
2,790	Transocean Ltd.	157,654

	Food Products
33,962	Nestle SA (Registered)	1,965,372

	Health Care Equipment & Supplies
880	Sonova Holding AG (Registered) (a)	92,778
633	Synthes, Inc. (e)	105,914

		198,692

	Insurance
836	Swiss Re AG (a)	45,726
2,309	Zurich Financial Services AG (a)	530,653

		576,379

	Life Sciences Tools & Services
481	Lonza Group AG (Registered) (a)	31,913

	Marine
673	Kuehne & Nagel International AG (Registered)	83,312

	Pharmaceuticals
20,737	Novartis AG (Registered)	1,171,487
5,581	Roche Holding AG (Genusschein)	917,538

		2,089,025

	Professional Services
1,264	Adecco SA (Registered) (a)	60,451
52	SGS SA (Registered)	88,923

		149,374

	Textiles, Apparel & Luxury Goods
4,550	Cie Financiere Richemont SA	258,165
300	Swatch Group AG (The)	125,793

		383,958

	Total Switzerland	7,896,437

	United Kingdom (4.3%)
	Aerospace & Defense
50,134	BAE Systems PLC	221,449
34,001	Rolls-Royce Holdings PLC (a)	382,022
2,346,069	Rolls-Royce Holdings PLC, Class C (a)	3,772

		607,243

	Beverages
24,100	Diageo PLC	499,194

	Capital Markets
17,668	3i Group PLC	57,992
9,538	Investec PLC	57,654
15,236	Man Group PLC	36,325

		151,971

	Chemicals
2,447	Johnson Matthey PLC	73,530

	Commercial Banks
126,770	Barclays PLC	391,939
154,689	HSBC Holdings PLC	1,349,886
378,183	Lloyds Banking Group PLC (a)	194,808
206,210	Royal Bank of Scotland Group PLC (a)	78,673
20,828	Standard Chartered PLC	485,214

		2,500,520

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

	Commercial Services & Supplies
2,555	Aggreko PLC	$69,857
4,000	Babcock International Group PLC	45,021
14,808	G4S PLC	58,016
5,878	Serco Group PLC	48,708

		221,602

	Diversified Telecommunication Services
97,290	BT Group PLC	293,816
4,106	Inmarsat PLC	30,805

		324,621

	Electric Utilities
17,803	SSE PLC	382,608

	Energy Equipment & Services
3,969	AMEC PLC	58,786
3,181	Petrofac Ltd.	73,060

		131,846

	Food & Staples Retailing
76,742	Tesco PLC	494,596
20,218	WM Morrison Supermarkets PLC	97,837

		592,433

	Food Products
1,859	Associated British Foods PLC	32,977
12,866	Unilever PLC	429,478

		462,455

	Health Care Equipment & Supplies
10,831	Smith & Nephew PLC	98,817

	Hotels, Restaurants & Leisure
18,884	Compass Group PLC	171,398
15,728	TUI Travel PLC	42,932

		214,330

	Household Products
6,704	Reckitt Benckiser Group PLC	343,870

	Industrial Conglomerates
6,582	Smiths Group PLC	100,546

	Insurance
3,778	Admiral Group PLC	71,220
33,991	Aviva PLC	184,504
68,276	Legal & General Group PLC	120,268
92,926	Old Mutual PLC	163,043
30,382	Prudential PLC	314,290
84,310	RSA Insurance Group PLC	150,361
18,540	Standard Life PLC	63,843

		1,067,529

	Media
8,709	British Sky Broadcasting Group PLC	97,772
32,244	ITV PLC (a)	32,995
12,346	Pearson PLC	227,290
3,587	Reed Elsevier PLC	30,705
28,419	WPP PLC	294,535

		683,297

	Metals & Mining
11,920	Anglo American PLC	436,814
20,282	BHP Billiton PLC	638,450
1,989	Lonmin PLC	34,632
976	Randgold Resources Ltd.	106,781
13,195	Rio Tinto PLC	713,499
1,623	Vedanta Resources PLC	33,146
19,195	Xstrata PLC	319,779

		2,283,101

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

	Multi-Utilities
51,376	Centrica PLC	$243,327
32,023	National Grid PLC	317,182

		560,509

	Multiline Retail
10,082	Marks & Spencer Group PLC	51,806
2,073	Next PLC	84,671

		136,477

	Oil, Gas & Consumable Fuels
31,796	BG Group PLC	689,047
185,959	BP PLC	1,370,709
35,351	Royal Dutch Shell PLC, Class A	1,248,578
26,772	Royal Dutch Shell PLC, Class B	960,775
8,594	Tullow Oil PLC	192,907

		4,462,016

	Pharmaceuticals
16,103	AstraZeneca PLC	768,929
58,487	GlaxoSmithKline PLC	1,310,959
5,377	Shire PLC	168,838

		2,248,726

	Professional Services
6,586	Capita Group PLC (The)	76,693
10,516	Experian PLC	136,254
1,847	Intertek Group PLC	60,681

		273,628

	Real Estate Investment Trusts (REITs)
13,703	British Land Co., PLC REIT	112,097
13,142	Land Securities Group PLC REIT	144,080

		256,177

	Semiconductors & Semiconductor Equipment
15,586	ARM Holdings PLC	146,003

	Textiles, Apparel & Luxury Goods
4,434	Burberry Group PLC	94,891

	Tobacco
19,308	British American Tobacco PLC	883,578
10,310	Imperial Tobacco Group PLC	375,730

		1,259,308

	Trading Companies & Distributors
3,683	Wolseley PLC	106,062

	Wireless Telecommunication Services
607,663	Vodafone Group PLC	1,685,221

	Total United Kingdom	21,968,531

	United States (27.6%)
	Aerospace & Defense
7,597	Alliant Techsystems, Inc.	441,234
3,466	Boeing Co. (The)	228,028
1,063	General Dynamics Corp.	68,234
820	Goodrich Corp.	100,557
4,510	Honeywell International, Inc.	236,324
1,444	ITT Corp.	65,846
1,063	Lockheed Martin Corp.	80,682
1,063	Northrop Grumman Corp.	61,388
872	Precision Castparts Corp.	142,267
22,391	Raytheon Co.	989,458
1,196	Rockwell Collins, Inc.	66,773
2,003	Textron, Inc.	38,898
2,657	United Technologies Corp.	207,193

		2,726,882

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

	Air Freight & Logistics
453	C.H. Robinson Worldwide, Inc.	$31,452
615	Expeditors International of Washington, Inc.	28,044
673	FedEx Corp.	55,072
1,601	United Parcel Service, Inc., Class B	112,454

		227,022

	Auto Components
10,192	BorgWarner, Inc. (a)	779,586
26,524	Johnson Controls, Inc.	873,435
1,300	TRW Automotive Holdings Corp. (a)	54,730

		1,707,751

	Automobiles
48,814	Ford Motor Co. (a)	570,148

	Beverages
9,625	Coca-Cola Co. (The)	657,580
1,313	Coca-Cola Enterprises, Inc.	35,215
770	Dr. Pepper Snapple Group, Inc.	28,836
1,200	Molson Coors Brewing Co.	50,808
23,362	PepsiCo, Inc.	1,470,638

		2,243,077

	Biotechnology
700	Alexion Pharmaceuticals, Inc. (a)	47,257
3,400	Amgen, Inc.	194,718
800	Biogen Idec, Inc. (a)	93,088
1,800	Celgene Corp. (a)	116,694
2,900	Gilead Sciences, Inc. (a)	120,814
1,000	Human Genome Sciences, Inc. (a)	10,260
800	Vertex Pharmaceuticals, Inc. (a)	31,672

		614,503

	Building Products
10,000	Masco Corp.	96,000
3,500	Owens Corning (a)	99,330

		195,330

	Capital Markets
3,414	Ameriprise Financial, Inc.	159,366
14,342	Bank of New York Mellon Corp. (The)	305,198
1,332	BlackRock, Inc.	210,176
4,017	Franklin Resources, Inc.	428,333
8,933	Goldman Sachs Group, Inc. (The)	978,610
3,476	Invesco Ltd.	69,763
1,029	Legg Mason, Inc.	28,297
28,016	State Street Corp.	1,131,566

		3,311,309

	Chemicals
358	Air Products & Chemicals, Inc.	30,838
282	Airgas, Inc.	19,444
399	Celanese Corp.	17,377
4,070	CF Industries Holdings, Inc.	660,439
1,326	Dow Chemical Co. (The)	36,969
260	Eastman Chemical Co.	10,215
637	Ecolab, Inc.	34,296
20,319	EI du Pont de Nemours & Co.	976,734
394	FMC Corp.	31,083
124	International Flavors & Fragrances, Inc.	7,510
676	LyondellBasell Industries N.V., Class A	22,213
1,327	Monsanto Co.	96,539

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

402	Mosaic Co. (The)	$23,541
186	PPG Industries, Inc.	16,072
820	Praxair, Inc.	83,369
1,700	Scotts Miracle-Gro Co. (The), Class A	82,467
38	Sherwin-Williams Co. (The)	3,143
401	Sigma-Aldrich Corp.	26,258

		2,178,507

	Commercial Banks
7,309	BB&T Corp.	170,592
1,975	CIT Group, Inc. (a)	68,829
10,519	Fifth Third Bancorp	126,333
20,491	First Republic Bank (a)	567,601
5,592	Huntington Bancshares, Inc.	28,967
12,862	KeyCorp	90,806
1,100	M&T Bank Corp.	83,721
4,903	PNC Financial Services Group, Inc.	263,340
51,479	Regions Financial Corp.	202,312
5,308	SunTrust Banks, Inc.	104,727
17,811	US Bancorp	455,783
49,777	Wells Fargo & Co.	1,289,722
1,062	Zions Bancorporation	18,436

		3,471,169

	Commercial Services & Supplies
1,225	Avery Dennison Corp.	32,585
1,413	Cintas Corp.	42,235
2,868	Iron Mountain, Inc.	88,707
2,306	Pitney Bowes, Inc.	46,996
3,909	Republic Services, Inc.	111,250
2,662	RR Donnelley & Sons Co.	43,391
1,249	Stericycle, Inc. (a)	104,391
4,703	Waste Management, Inc.	154,870

		624,425

	Communications Equipment
42,140	Cisco Systems, Inc.	780,854
4,465	Juniper Networks, Inc. (a)	109,258
1,950	Motorola Mobility Holdings, Inc. (a)	75,816
971	Motorola Solutions, Inc.	45,550
11,836	Qualcomm, Inc.	610,738

		1,622,216

	Computers & Peripherals
7,407	Apple, Inc. (a)	2,998,206
9,198	Dell, Inc. (a)	145,420
15,253	EMC Corp. (a)	373,851
25,824	Hewlett-Packard Co.	687,177
2,638	NetApp, Inc. (a)	108,053
43,290	SanDisk Corp. (a)	2,193,504
19,974	Western Digital Corp. (a)	532,107

		7,038,318

	Construction & Engineering
1,284	Fluor Corp.	72,995
21,926	Foster Wheeler AG (a)	467,462
1,191	Jacobs Engineering Group, Inc. (a)	46,211
1,428	KBR, Inc.	39,855
20,535	URS Corp. (a)	733,100

		1,359,623

	Construction Materials
1,200	Eagle Materials, Inc.	24,696
1,200	Martin Marietta Materials, Inc.	86,604
3,600	Vulcan Materials Co.	112,644

		223,944

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

	Consumer Finance
4,813	Capital One Financial Corp.	$219,762
6,679	SLM Corp.	91,302

		311,064

	Containers & Packaging
615	Ball Corp.	21,260
566	Crown Holdings, Inc. (a)	19,125
282	Owens-Illinois, Inc. (a)	5,663
299	Sealed Air Corp.	5,322

		51,370

	Distributors
40,000	Li & Fung Ltd. (d)	77,215

	Diversified Consumer Services
815	Apollo Group, Inc., Class A (a)	38,590
3,200	H&R Block, Inc.	48,928

		87,518

	Diversified Financial Services
116,609	Bank of America Corp.	796,439
17,362	Citigroup, Inc. (f)	548,466
77,408	JPMorgan Chase & Co.	2,690,702
2,653	Leucadia National Corp.	71,180
692	Moody’s Corp.	24,559
2,995	NASDAQ OMX Group, Inc. (The) (a)	75,025
4,805	NYSE Euronext	127,669

		4,334,040

	Diversified Telecommunication Services
41,600	AT&T, Inc.	1,219,296
20,517	CenturyLink, Inc.	723,430
9,000	Frontier Communications Corp.	56,340
47,737	Verizon Communications, Inc.	1,765,314

		3,764,380

	Electric Utilities
4,800	American Electric Power Co., Inc.	188,544
9,800	Duke Energy Corp.	200,116
3,600	Edison International	146,160
1,500	Entergy Corp.	103,755
6,100	Exelon Corp.	270,779
3,700	FirstEnergy Corp.	166,352
3,400	NextEra Energy, Inc.	191,760
4,700	PPL Corp.	138,039
1,900	Progress Energy, Inc.	98,990
6,300	Southern Co.	272,160

		1,776,655

	Electrical Equipment
650	AMETEK, Inc.	25,688
1,364	Cooper Industries PLC	71,555
19,603	Emerson Electric Co.	943,296
1,150	Rockwell Automation, Inc.	77,798
439	Roper Industries, Inc.	35,603

		1,153,940

	Electronic Equipment, Instruments & Components
20,375	Arrow Electronics, Inc. (a)	734,519
45,597	Corning, Inc.	651,581
3,280	TE Connectivity Ltd.	116,604

		1,502,704

	Energy Equipment & Services
2,478	Baker Hughes, Inc.	143,699
1,426	Cameron International Corp. (a)	70,074
1,426	FMC Technologies, Inc. (a)	63,913

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

5,801	Halliburton Co.	$216,725
741	Helmerich & Payne, Inc.	39,407
3,130	National Oilwell Varco, Inc.	223,263
900	Noble Corp. (a)	32,346
8,124	Schlumberger Ltd.	596,870
5,654	Tenaris SA	89,973
13,496	Tidewater, Inc.	664,408
4,289	Weatherford International Ltd. (a)	66,480

		2,207,158

	Food & Staples Retailing
5,767	Costco Wholesale Corp.	480,103
8,013	Kroger Co. (The)	185,741
7,609	Sysco Corp.	210,922
26,308	Wal-Mart Stores, Inc.	1,492,190
12,461	Walgreen Co.	413,705
1,967	Whole Foods Market, Inc.	141,860

		2,924,521

	Food Products
4,200	Archer-Daniels-Midland Co.	121,548
800	Bunge Ltd.	49,416
40,499	ConAgra Foods, Inc.	1,025,840
1,726	General Mills, Inc.	66,503
3,327	H.J. Heinz Co.	177,795
414	Hershey Co. (The)	23,693
800	JM Smucker Co. (The)	61,616
785	Kellogg Co.	42,555
11,230	Kraft Foods, Inc., Class A	395,071
456	Mead Johnson Nutrition Co.	32,764
2,200	Sara Lee Corp.	39,160
39,383	Smithfield Foods, Inc. (a)	900,295
2,200	Tyson Foods, Inc., Class A	42,460

		2,978,716

	Gas Utilities
1,700	Oneok, Inc.	129,285

	Health Care Equipment & Supplies
3,485	Baxter International, Inc.	191,605
1,439	Becton Dickinson and Co.	112,573
10,474	Boston Scientific Corp. (a)	61,692
3,318	Covidien PLC	156,079
581	CR Bard, Inc.	49,937
686	Edwards Lifesciences Corp. (a)	51,738
1,510	Hologic, Inc. (a)	24,341
380	Intuitive Surgical, Inc. (a)	164,867
6,628	Medtronic, Inc.	230,256
2,111	St. Jude Medical, Inc.	82,329
1,820	Stryker Corp.	87,196
908	Varian Medical Systems, Inc. (a)	53,318
1,268	Zimmer Holdings, Inc. (a)	66,735

		1,332,666

	Health Care Providers & Services
2,678	Aetna, Inc.	106,477
2,043	AmerisourceBergen Corp.	83,354
2,248	Cardinal Health, Inc.	99,519
1,873	CIGNA Corp.	83,049
30,521	Coventry Health Care, Inc. (a)	970,873
669	DaVita, Inc. (a)	46,830
3,056	Express Scripts, Inc. (a)	139,751
742	Henry Schein, Inc. (a)	51,435
1,057	Humana, Inc.	89,729
626	Laboratory Corp. of America Holdings (a)	52,490
1,628	McKesson Corp.	132,763

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

2,631	Medco Health Solutions, Inc. (a)	$144,337
26,605	Omnicare, Inc.	793,361
1,272	Quest Diagnostics, Inc.	70,978
7,181	UnitedHealth Group, Inc.	344,616
18,042	Universal Health Services, Inc., Class B	721,139
2,525	WellPoint, Inc.	173,973

		4,104,674

	Health Care Technology
1,146	Cerner Corp. (a)	72,691

	Hotels, Restaurants & Leisure
1,923	Carnival Corp.	67,709
151	Chipotle Mexican Grill, Inc. (a)	50,754
743	Darden Restaurants, Inc.	35,575
1,459	International Game Technology	25,664
1,596	Las Vegas Sands Corp. (a)	74,932
1,497	Marriott International, Inc., Class A	47,155
16,565	McDonald’s Corp.	1,538,060
1,732	MGM Resorts International (a)	19,953
1,400	Royal Caribbean Cruises Ltd.	41,608
3,351	Starbucks Corp.	141,881
961	Starwood Hotels & Resorts Worldwide, Inc.	48,156
410	Wynn Resorts Ltd.	54,448
19,123	Yum! Brands, Inc.	1,024,419

		3,170,314

	Household Durables
8,600	D.R. Horton, Inc.	95,718
4,700	Lennar Corp., Class A	77,738
1,200	MDC Holdings, Inc.	26,880
1,900	Mohawk Industries, Inc. (a)	100,035
10,000	Pulte Group, Inc. (a)	51,800
40,961	Toll Brothers, Inc. (a)	714,360

		1,066,531

	Household Products
1,900	Clorox Co. (The)	127,186
5,300	Colgate-Palmolive Co.	478,961
5,108	Kimberly-Clark Corp.	356,079
30,053	Procter & Gamble Co. (The)	1,923,091

		2,885,317

	Independent Power Producers & Energy Traders
2,200	Constellation Energy Group, Inc.	87,340
22,387	NRG Energy, Inc. (a)	479,530

		566,870

	Industrial Conglomerates
2,125	3M Co.	167,918
3,180	Danaher Corp.	153,753
86,978	General Electric Co.	1,453,402
24,469	Tyco International Ltd.	1,114,563

		2,889,636

	Information Technology Services
3,107	Accenture PLC, Class A	187,228
1,948	Cognizant Technology Solutions Corp., Class A (a)	141,717
1,123	Fiserv, Inc. (a)	66,111
11,213	International Business Machines Corp.	2,070,256
556	Mastercard, Inc., Class A	193,065
1,597	Paychex, Inc.	46,537
1,948	Visa, Inc., Class A	181,671
5,107	Western Union Co. (The)	89,219

		2,975,804

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

	Insurance
6,992	Aflac, Inc.	$315,269
14,949	Assurant, Inc.	576,134
17,909	Chubb Corp. (The)	1,200,798
34,542	Fidelity National Financial, Inc.	533,328
3,000	First American Financial Corp.	36,000
13,500	Genworth Financial, Inc., Class A (a)	86,130
19,355	Lincoln National Corp.	368,713
7,200	Old Republic International Corp.	63,648
7,680	PartnerRe Ltd.	477,850
17,910	Principal Financial Group, Inc.	461,720
10,050	Prudential Financial, Inc.	544,710
29,097	Unum Group	693,673

		5,357,973

	Internet & Catalog Retail
581	Amazon.com, Inc. (a)	124,049
612	Expedia, Inc.	16,071
106	NetFlix, Inc. (a)	8,701
106	Priceline.com, Inc. (a)	53,818

		202,639

	Internet Software & Services
1,737	Akamai Technologies, Inc. (a)	46,795
6,420	eBay, Inc. (a)	204,349
1,143	Google, Inc., Class A (a)	677,387
67,577	Yahoo!, Inc. (a)	1,056,904

		1,985,435

	Leisure Equipment & Products
1,000	Mattel, Inc.	28,240

	Life Sciences Tools & Services
1,400	Agilent Technologies, Inc. (a)	51,898
700	Illumina, Inc. (a)	21,434
1,000	Life Technologies Corp. (a)	40,670
1,400	Thermo Fisher Scientific, Inc. (a)	70,378
400	Waters Corp. (a)	32,048

		216,428

	Machinery
13,817	AGCO Corp. (a)	605,599
10,383	Caterpillar, Inc.	980,778
1,171	Cummins, Inc.	116,433
2,777	Deere & Co.	210,774
411	Dover Corp.	22,823
1,494	Eaton Corp.	66,961
387	Flowserve Corp.	35,871
19,021	Illinois Tool Works, Inc.	924,991
1,271	Ingersoll-Rand PLC	39,566
619	Joy Global, Inc.	53,977
2,398	PACCAR, Inc.	103,690
893	Pall Corp.	45,695
400	Stanley Black & Decker, Inc.	25,540

		3,232,698

	Media
2,651	Cablevision Systems Corp.	38,360
5,715	CBS Corp., Class B	147,504
16,201	Comcast Corp., Class A	379,913
5,984	Comcast Corp., Class A	137,632
7,857	DIRECTV, Class A (a)	357,179
1,276	Discovery Communications, Inc. (a)	55,455
1,329	Discovery Communications, Inc., Class C (a)	52,589
5,050	Interpublic Group of Cos., Inc. (The)	47,874
1,266	Liberty Global, Inc., Series A (a)	50,868

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

1,240	Liberty Global, Inc., Series C (a)	$47,579
2,794	McGraw-Hill Cos., Inc. (The)	118,745
15,958	News Corp., Class A	279,584
3,916	News Corp., Class B	69,901
2,794	Omnicom Group, Inc.	124,277
732	Scripps Networks Interactive, Inc., Class A	31,095
2,758	Time Warner Cable, Inc.	175,657
39,069	Time Warner, Inc.	1,367,024
4,773	Viacom, Inc., Class B	209,296
2,794	Virgin Media, Inc.	68,118
14,108	Walt Disney Co. (The)	492,087

		4,250,737

	Metals & Mining
61,249	Alcoa, Inc.	659,039
402	Allegheny Technologies, Inc.	18,653
360	Cliffs Natural Resources, Inc.	24,559
52,595	Commercial Metals Co.	653,756
2,163	Freeport-McMoRan Copper & Gold, Inc.	87,082
10,684	Molycorp, Inc. (a)	408,877
1,210	Newmont Mining Corp.	80,864
731	Nucor Corp.	27,617
34,542	Steel Dynamics, Inc.	431,430
408	United States Steel Corp.	10,347

		2,402,224

	Multi-Utilities
3,000	Ameren Corp.	95,640
5,200	CenterPoint Energy, Inc.	108,368
2,800	Consolidated Edison, Inc.	162,036
5,000	Dominion Resources, Inc.	257,950
1,800	DTE Energy Co.	93,798
17,449	Integrys Energy Group, Inc.	923,227
3,500	PG&E Corp.	150,150
4,800	Public Service Enterprise Group, Inc.	161,760
2,400	Sempra Energy	128,952
3,100	Wisconsin Energy Corp.	100,533
4,300	Xcel Energy, Inc.	111,155

		2,293,569

	Multiline Retail
32,223	Dollar General Corp. (a)	1,277,964
274	Dollar Tree, Inc. (a)	21,909
274	Family Dollar Stores, Inc.	16,065
681	Kohl’s Corp.	36,100
33,279	Macy’s, Inc.	1,016,008
512	Nordstrom, Inc.	25,953
1,415	Target Corp.	77,471

		2,471,470

	Office Electronics
5,100	Xerox Corp.	41,718

	Oil, Gas & Consumable Fuels
738	Alpha Natural Resources, Inc. (a)	17,741
17,015	Anadarko Petroleum Corp.	1,335,677
3,551	Apache Corp.	353,786
843	Arch Coal, Inc.	15,359
27,386	Chesapeake Energy Corp.	770,094
25,327	Chevron Corp.	2,660,601
548	Concho Resources, Inc. (a)	51,907
26,309	ConocoPhillips	1,832,422
1,294	Consol Energy, Inc.	55,331
1,600	Delek US Holdings, Inc.	23,168
3,294	Devon Energy Corp.	213,945
3,094	El Paso Corp.	77,381

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

1,612	EOG Resources, Inc.	$144,161
1,008	EQT Corp.	64,008
49,174	Exxon Mobil Corp.	3,839,998
12,681	Hess Corp.	793,323
5,653	Marathon Oil Corp.	147,148
2,776	Marathon Petroleum Corp.	99,658
1,099	Murphy Oil Corp.	60,852
610	Newfield Exploration Co. (a)	24,559
1,767	Noble Energy, Inc.	157,864
6,442	Occidental Petroleum Corp.	598,719
13,742	Peabody Energy Corp.	595,991
829	Pioneer Natural Resources Co.	69,553
1,124	QEP Resources, Inc.	39,958
971	Range Resources Corp.	66,844
2,189	Southwestern Energy Co. (a)	92,026
6,658	Spectra Energy Corp.	190,619
1,336	Ultra Petroleum Corp. (a)	42,565
4,330	Valero Energy Corp.	106,518
8,106	Williams Cos., Inc. (The)	244,072

		14,785,848

	Paper & Forest Products
300	Deltic Timber Corp.	20,307
455	International Paper Co.	12,604
3,600	Louisiana-Pacific Corp. (a)	23,940
24,131	MeadWestvaco Corp.	673,496

		730,347

	Personal Products
5,100	Avon Products, Inc.	93,228
1,300	Estee Lauder Cos., Inc. (The), Class A	127,985

		221,213

	Pharmaceuticals
51,100	Abbott Laboratories	2,752,757
11,545	Allergan, Inc.	971,165
57,209	Bristol-Myers Squibb Co.	1,807,232
6,858	Eli Lilly & Co.	254,843
972	Hospira, Inc. (a)	30,569
18,299	Johnson & Johnson	1,178,273
20,504	Merck & Co., Inc.	707,388
1,900	Mylan, Inc. (a)	37,183
400	Perrigo Co.	36,112
52,491	Pfizer, Inc.	1,010,977
18,167	Watson Pharmaceuticals, Inc. (a)	1,220,096

		10,006,595

	Professional Services
765	Dun & Bradstreet Corp. (The)	51,148
1,433	Equifax, Inc.	50,370
641	IHS, Inc., Class A (a)	53,838
1,454	Manpower, Inc.	62,725
2,249	Robert Half International, Inc.	59,441
1,989	Verisk Analytics, Inc., Class A (a)	69,913

		347,435

	Real Estate Investment Trusts (REITs)
2,908	Annaly Capital Management, Inc. REIT	49,000
1,871	AvalonBay Communities, Inc. REIT	250,134
1,974	Boston Properties, Inc. REIT	195,406
3,775	Equity Residential REIT	221,517
1,323	General Growth Properties, Inc. REIT	19,448
1,342	HCP, Inc. REIT	53,479
554	Health Care REIT, Inc. REIT	29,190
12,861	Host Hotels & Resorts, Inc. REIT	183,526
1,278	Kimco Realty Corp. REIT	22,327

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

454	Liberty Property Trust REIT	$14,528
462	Macerich Co. (The) REIT	22,989
487	Plum Creek Timber Co., Inc. REIT	18,340
5,824	ProLogis, Inc. REIT	173,322
4,296	Public Storage REIT	554,399
597	Rayonier, Inc. REIT	24,913
303	Regency Centers Corp. REIT	12,411
5,797	Simon Property Group, Inc. REIT	744,567
403	Ventas, Inc. REIT	22,411
407	Vornado Realty Trust REIT	33,704
1,599	Weyerhaeuser Co. REIT	28,750

		2,674,361

	Real Estate Management & Development
8,215	CBRE Group, Inc. (a)	146,063
9,091	Lend Lease Group REIT (Stapled Securities) (b)(c)	72,990

		219,053

	Road & Rail
2,691	CSX Corp.	59,767
312	JB Hunt Transport Services, Inc.	13,201
24,724	Norfolk Southern Corp.	1,829,329
1,096	Union Pacific Corp.	109,128

		2,011,425

	Semiconductors & Semiconductor Equipment
1,300	Advanced Micro Devices, Inc. (a)	7,579
600	Altera Corp.	22,752
600	Analog Devices, Inc.	21,942
34,827	Applied Materials, Inc.	429,069
500	Avago Technologies Ltd.	16,885
23,798	Broadcom Corp., Class A (a)	858,870
100	First Solar, Inc. (a)	4,977
74,240	Intel Corp.	1,821,849
400	KLA-Tencor Corp.	18,836
300	Lam Research Corp. (a)	12,897
600	Linear Technology Corp.	19,386
1,300	LSI Corp. (a)	8,125
1,200	Marvell Technology Group Ltd. (a)	16,788
500	Maxim Integrated Products, Inc.	13,080
300	Microchip Technology, Inc.	10,848
1,900	Micron Technology, Inc. (a)	10,621
43,443	NVIDIA Corp. (a)	642,956
2,000	Texas Instruments, Inc.	61,460
600	Xilinx, Inc.	20,076

		4,018,996

	Software
34,275	Adobe Systems, Inc. (a)	1,008,028
1,384	BMC Software, Inc. (a)	48,108
2,763	CA, Inc.	59,847
970	Citrix Systems, Inc. (a)	70,645
1,948	Intuit, Inc.	104,549
74,717	Microsoft Corp.	1,989,714
51,730	Oracle Corp.	1,695,192
18,177	Red Hat, Inc. (a)	902,488
556	Salesforce.com, Inc. (a)	74,042
4,444	Symantec Corp. (a)	75,592

		6,028,205

	Specialty Retail
232	Abercrombie & Fitch Co., Class A	17,261
232	Advance Auto Parts, Inc.	15,096
106	AutoZone, Inc. (a)	34,301
475	Bed Bath & Beyond, Inc. (a)	29,374
908	Best Buy Co., Inc.	23,817

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

675	CarMax, Inc. (a)	$20,290
507	GameStop Corp., Class A (a)	12,964
55,777	Gap, Inc. (The)	1,054,185
29,049	Home Depot, Inc.	1,039,954
2,910	Lowe’s Cos., Inc.	61,168
781	Ltd. Brands, Inc.	33,357
274	O’Reilly Automotive, Inc. (a)	20,838
274	PetSmart, Inc.	12,864
274	Ross Stores, Inc.	24,038
1,921	Staples, Inc.	28,738
155,684	Talbots, Inc. (a)	409,449
401	Tiffany & Co.	31,972
940	TJX Cos., Inc.	55,394
274	Urban Outfitters, Inc. (a)	7,467

		2,932,527

	Textiles, Apparel & Luxury Goods
7,025	VF Corp.	970,996

	Thrifts & Mortgage Finance
4,900	New York Community Bancorp, Inc.	65,219

	Tobacco
13,480	Altria Group, Inc.	371,374
1,000	Lorillard, Inc.	110,660
34,410	Philip Morris International, Inc.	2,404,226
23,132	Reynolds American, Inc.	894,746

		3,781,006

	Trading Companies & Distributors
1,698	Fastenal Co.	64,677
900	Watsco, Inc.	55,494
456	WW Grainger, Inc.	78,117

		198,288

	Wireless Telecommunication Services
3,100	American Tower Corp., Class A (a)	170,810
2,400	Crown Castle International Corp. (a)	99,264
1,500	NII Holdings, Inc. (a)	35,295
22,300	Sprint Nextel Corp. (a)	57,311

		362,680

	Total United States	140,314,618

	Total Common Stocks (Cost $255,921,327)	264,793,100

	Commodity Linked Securities (4.7%)
	United States
23,938,000	Deutsche Bank AG, Series 0005 (Cost $24,272,888)(e)(g)	23,966,726

	Investment Companies (1.2%)
71,100	iShares MSCI Emerging Markets Index Fund	2,900,880
114,200	Technology Select Sector SPDR Fund	2,970,342

	Total Investment Companies (Cost $6,283,551)	5,871,222

NUMBER OF RIGHTS
	Right (0.0%)
	Hong Kong
	Real Estate Management & Development
13,098	New World Development Co. (Cost $0)(a)	4,220

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

	PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
		Corporate Bonds (10.8%)

		Australia (0.9%)
		Basic Materials
	$250	FMG Resources August 2006 Pty Ltd. (e)	6.375%		02/01/16	$243,750
	95	FMG Resources August 2006 Pty Ltd. (e)	6.875		02/01/18	91,675
	135	Rio Tinto Finance USA Ltd.	9.00		05/01/19	184,646

						520,071

		Communications
	260	Telstra Corp., Ltd. (e)	4.80		10/12/21	276,918

		Consumer, Cyclical
	195	Wesfarmers Ltd. (e)	2.983		05/18/16	197,886

		Consumer, Non-Cyclical
	195	Woolworths Ltd. (e)	4.00		09/22/20	202,385

		Finance
	65	Commonwealth Bank of Australia (e)	5.00		03/19/20	69,825
	245	Macquarie Bank Ltd. (e)	6.625		04/07/21	240,370
	235	Macquarie Group Ltd. (e)	6.00		01/14/20	236,486
	325	QBE Capital Funding III Ltd. (e)	7.25	(h)	05/24/41	305,664
	90	Westpac Banking Corp.	3.00		12/09/15	91,583

						943,928

		Information Technology
EUR	400	Australia & New Zealand Banking Group Ltd.	5.125		09/10/19	566,394
	$500	Commonwealth Bank of Australia (e)	2.90		09/17/14	528,259
	355	Commonwealth Bank of Australia (e)	5.00		10/15/19	381,466
	400	National Australia Bank Ltd. (e)	3.375		07/08/14	427,126
	245	Westpac Banking Corp.	4.20		02/27/15	259,253

						2,162,498

		Total Australia				4,303,686

		Belgium (0.1%)
		Consumer Staples
EUR	200	Ontex IV SA	7.50		04/15/18	262,211

		Consumer, Non-Cyclical
	$200	Anheuser-Busch InBev Worldwide, Inc.	4.125		01/15/15	218,078
	85	Anheuser-Busch InBev Worldwide, Inc.	5.00		04/15/20	98,844
	45	Anheuser-Busch InBev Worldwide, Inc.	5.375		11/15/14	50,663

						367,585

		Total Belgium				629,796

		Brazil (0.3%)
		Basic Materials
	185	Vale Overseas Ltd.	5.625		09/15/19	201,453
	50	Vale Overseas Ltd.	6.875		11/10/39	58,121

						259,574

		Energy
	330	Petrobras International Finance Co.	5.75		01/20/20	357,706

		Finance
	465	Banco Bradesco SA (e)	4.125		05/16/16	470,813
	290	Banco Votorantim SA (e)	5.25		02/11/16	292,900

						763,713

		Total Brazil				1,380,993

		Canada (0.3%)
		Basic Materials
	220	Teck Resources Ltd.	10.25		05/15/16	257,902

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

		Finance
	$380	Brookfield Asset Management, Inc.	5.80%		04/25/17		$402,892

		Industrials
	65	Bombardier, Inc. (e)	7.50		03/15/18		71,175
	135	Bombardier, Inc. (e)	7.75		03/15/20		149,175

							220,350

		Information Technology
	615	Bank of Montreal (e)	2.85		06/09/15		643,801

		Total Canada					1,524,945

		France (0.9%)
		Communications
	145	Vivendi SA (e)	6.625		04/04/18		167,242

		Consumer Staples
EUR	250	Europcar Groupe SA	5.035	(h)	05/15/13		307,873

		Consumer, Cyclical
	333	Cie Generale des Etablissements Michelin	0.00		01/01/17		523,950

		Finance
	400	Banque Federative du Credit Mutuel SA	3.00		10/29/15		542,562
	$455	BNP Paribas SA	5.00		01/15/21		458,304
EUR	300	BNP Paribas SA	5.431		09/07/17		417,240
	300	Credit Agricole SA	3.90		04/19/21		342,009
	350	Credit Agricole SA	5.875		06/11/19		479,374
	250	Societe Generale SA	6.125		08/20/18		344,187
	150	Societe Generale SA	6.999	(h)	12/19/17	(i)	149,440

							2,733,116

		Industrials
	200	Lafarge SA	5.50		12/16/19		254,195

		Utilities
	450	RTE EDF Transport SA	5.125		09/12/18		695,100

		Total France					4,681,476

		Germany (0.3%)
		Communications
	$150	Deutsche Telekom International Finance BV	8.75		06/15/30		211,968

		Consumer, Cyclical
	45	Daimler Finance North America LLC	8.50		01/18/31		64,608

		Finance
EUR	400	Deutsche Bank AG	5.00		06/24/20		526,426
	300	Kreditanstalt fuer Wiederaufbau	1.50		07/30/14		449,149

							975,575

		Industrials
	250	HeidelbergCement Finance BV	7.50		04/03/20		348,087

		Total Germany					1,600,238

		Ireland (0.1%)
		Industrials
	250	Ardagh Glass Finance PLC	8.75		02/01/20		318,251

		Information Technology
	200	Smurfit Kappa Acquisitions	7.75		11/15/19		286,426

		Total Ireland					604,677

		Italy (0.8%)
		Communications
	400	Telecom Italia Finance SA	7.75		01/24/33		529,165

		Finance
	500	Finmeccanica Finance SA	8.125		12/03/13		750,765
	400	Intesa Sanpaolo SpA	4.125		04/14/20		482,441
	$100	Intesa Sanpaolo SpA (e)	6.50		02/24/21		92,427
EUR	500	UniCredit SpA	4.375		02/10/14		680,936
	300	UniCredit SpA	5.75		09/26/17		374,855

							2,381,424

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

		Industrials
EUR	200	Wind Acquisition Finance SA	11.75%	07/15/17	$276,740

		Utilities
	$650	Enel Finance International N.V. (e)	5.125	10/07/19	630,209

		Total Italy			3,817,538

		Luxembourg (0.1%)
		Basic Materials
	390	ArcelorMittal	9.85	06/01/19	463,313

		Mexico (0.1%)
		Finance
	625	BBVA Bancomer SA (e)	4.50	03/10/16	629,688

		Netherlands (0.4%)
		Finance
EUR	400	ABN Amro Bank N.V.	3.625	10/06/17	540,621
	$335	Aegon N.V.	4.625	12/01/15	341,669
EUR	300	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Series G	3.75	11/09/20	381,861

					1,264,151

		Industrials
	200	OI European Group BV	6.75	09/15/20	274,664

		Information Technology
	$600	ING Bank N.V. (e)	3.90	03/19/14	641,674

		Total Netherlands			2,180,489

		Russia (0.0%)
		Energy
	100	Gazprom OAO Via Gaz Capital SA (e)	6.51	03/07/22	105,250

		Spain (0.2%)
		Communications
	415	Telefonica Europe BV	8.25	09/15/30	505,848

		Finance
EUR	350	Gas Natural Capital Markets SA	4.125	01/26/18	462,565

		Utilities
	$200	Iberdrola Finance Ireland Ltd. (e)	5.00	09/11/19	198,706

		Total Spain			1,167,119

		Sweden (0.1%)
		Finance
EUR	480	Nordea Bank AB	4.00	03/29/21	596,533

		Switzerland (0.2%)
		Finance
	$175	ABB Treasury Center USA, Inc. (e)	2.50	06/15/16	177,699
	110	Credit Suisse	5.40	01/14/20	110,063
	90	Credit Suisse	6.00	02/15/18	92,836
	250	UBS AG	3.875	01/15/15	250,857
	195	UBS AG	5.875	12/20/17	213,750

		Total Switzerland			845,205

		United Kingdom (1.5%)
		Basic Materials
	390	Anglo American Capital PLC (e)	9.375	04/08/19	506,065

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

		Communications
	$330	Sable International Finance Ltd. (e)	7.75%		02/15/17	$331,650
	100	WPP Finance UK	8.00		09/15/14	114,396

						446,046

		Consumer, Non-Cyclical
	155	BAT International Finance PLC (e)	9.50		11/15/18	208,508
EUR	350	Imperial Tobacco Finance PLC	8.375		02/17/16	583,453

						791,961

		Diversified
	200	Mondi Finance PLC	5.75		04/03/17	286,393

		Finance
	650	Abbey National Treasury Services PLC	3.625		10/14/16	902,508
	$265	Abbey National Treasury Services PLC (e)	3.875		11/10/14	259,697
EUR	200	Barclays Bank PLC	6.00		01/23/18	263,081
	250	Barclays Bank PLC	6.00		01/14/21	312,691
	$140	Barclays Bank PLC	6.75		05/22/19	160,742
	385	HBOS PLC, Series G (e)	6.75		05/21/18	335,223
EUR	300	Lloyds TSB Bank PLC	6.375		06/17/16	440,800
	$150	Lloyds TSB Bank PLC, MTN (e)	5.80		01/13/20	153,818
	525	Nationwide Building Society (e)	6.25		02/25/20	546,317
	160	Standard Chartered PLC (e)	3.85		04/27/15	163,216

						3,538,093

		Industrials
EUR	300	BAA Funding Ltd.	4.60		02/15/18	415,299
	150	Rexam PLC	6.75	(h)	06/29/67	191,988

						607,287

		Information Technology
	300	FCE Bank PLC	4.75		01/19/15	414,072
	400	HSBC Holdings PLC	6.00		06/10/19	577,663
	250	Lloyds TSB Bank PLC	6.50		03/24/20	298,370
	150	Royal Bank of Scotland PLC (The)	5.50		03/23/20	196,505

						1,486,610

		Total United Kingdom				7,662,455

		United States (4.5%)
		Basic Materials
	$255	Barrick North America Finance LLC	4.40		05/30/21	276,989
	200	Georgia-Pacific LLC	7.75		11/15/29	261,839
	275	Georgia-Pacific LLC	8.875		05/15/31	399,964

						938,792

		Communications
	210	AT&T, Inc.	6.30		01/15/38	253,244
	70	AT&T, Inc.	6.55		02/15/39	87,942
	205	CBS Corp.	8.875		05/15/19	265,263
	40	CenturyLink, Inc.	6.45		06/15/21	40,138
	65	CenturyLink, Inc., Series Q	6.15		09/15/19	64,994
	170	Comcast Corp.	5.15		03/01/20	194,594
	105	Comcast Corp.	5.70		05/15/18	121,167
	50	Comcast Corp.	6.45		03/15/37	59,978
	95	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	5.875		10/01/19	109,196
	90	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625		05/15/16	96,392
	305	Frontier Communications Corp.	8.50		04/15/20	326,350
	225	NBC Universal Media LLC	4.375		04/01/21	239,735
	135	News America, Inc.	4.50		02/15/21	141,251
	145	Omnicom Group, Inc.	4.45		08/15/20	151,424
	125	Qwest Corp.	6.875		09/15/33	124,844
	145	SBA Telecommunications, Inc.	8.25		08/15/19	159,137
	105	Time Warner Cable, Inc.	6.75		06/15/39	128,068
	75	Verizon Communications, Inc.	4.60		04/01/21	82,512
	60	Verizon Communications, Inc.	5.85		09/15/35	72,011

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

$150	Verizon Communications, Inc.	6.35%	04/01/19	$183,947
125	Verizon Communications, Inc.	8.95	03/01/39	199,287
250	Viacom, Inc.	6.875	04/30/36	320,144

				3,421,618

	Consumer Staples
235	Philip Morris International, Inc.	5.65	05/16/18	279,380

	Consumer, Cyclical
400	Chrysler Group LLC/CG Co-Issuer, Inc. (e)	8.00	06/15/19	370,000
175	Home Depot, Inc.	5.40	09/15/40	196,449
400	Home Depot, Inc.	5.875	12/16/36	474,403
90	JC Penney Co., Inc.	5.65	06/01/20	85,275
151	JC Penney Corp., Inc.	6.375	10/15/36	127,595
265	QVC, Inc. (e)	7.125	04/15/17	283,550

				1,537,272

	Consumer, Non-Cyclical
85	Altria Group, Inc.	4.125	09/11/15	92,543
185	Altria Group, Inc.	9.25	08/06/19	246,293
330	ARAMARK Corp.	8.50	02/01/15	344,025
300	Boston Scientific Corp.	6.00	01/15/20	335,567
115	Bunge Ltd. Finance Corp.	8.50	06/15/19	140,880
304	Celgene Corp.	3.95	10/15/20	307,427
135	ConAgra Foods, Inc.	8.25	09/15/30	172,510
75	Constellation Brands, Inc.	7.25	09/01/16	82,406
484	Gilead Sciences, Inc.	1.00	05/01/14	537,240
230	Life Technologies Corp.	6.00	03/01/20	256,770

				2,515,661

	Energy
125	Kinder Morgan Energy Partners LP	5.95	02/15/18	143,042
190	Plains All American Pipeline LP/PAA Finance Corp.	6.70	05/15/36	218,918
190	Plains All American Pipeline LP/PAA Finance Corp.	8.75	05/01/19	243,681

				605,641

	Finance
160	American International Group, Inc.	6.40	12/15/20	167,865
350	Bank of America Corp., Series L	5.65	05/01/18	350,940
180	Bear Stearns Cos. LLC (The)	6.40	10/02/17	208,025
305	Bear Stearns Cos. LLC (The)	7.25	02/01/18	359,638
180	BNP Paribas/BNP Paribas US Medium-Term Note Program LLC (e)	5.125	01/15/15	174,115
75	Boston Properties LP	5.875	10/15/19	82,881
455	Capital One Bank, USA NA	8.80	07/15/19	541,235
245	Citigroup, Inc. (f)	6.125	05/15/18	271,847
720	Citigroup, Inc. (f)	8.50	05/22/19	892,234
235	Farmers Exchange Capital (e)	7.05	07/15/28	255,452
275	General Electric Capital Corp.	5.30	02/11/21	293,211
465	General Electric Capital Corp.	5.625	05/01/18	514,843
635	General Electric Capital Corp., Series G	6.00	08/07/19	722,605
275	Genworth Financial, Inc.	7.20	02/15/21	248,566
775	Goldman Sachs Group, Inc. (The)	6.15	04/01/18	828,587
255	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	245,753
135	Harley-Davidson Funding Corp. (e)	6.80	06/15/18	156,352
250	Jefferies Group, Inc.	3.875	11/09/15	239,220
75	JPMorgan Chase & Co.	6.00	01/15/18	84,033
1,280	Merrill Lynch & Co., Inc., MTN	6.875	04/25/18	1,316,576
85	NASDAQ OMX Group, Inc. (The)	5.55	01/15/20	86,842
265	Prudential Financial, Inc., MTN	4.75	09/17/15	283,981
150	Prudential Financial, Inc., MTN	6.625	12/01/37	178,963
200	Reinsurance Group of America, Inc.	6.45	11/15/19	226,766
125	Santander Holdings USA, Inc.	4.625	04/19/16	123,217

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

	$435	SLM Corp., MTN	6.25%	01/25/16	$435,399

					9,289,146

		Industrials
	155	Agilent Technologies, Inc.	5.50	09/14/15	169,121
	375	CRH America, Inc.	6.00	09/30/16	403,008
	230	DISH DBS Corp.	7.125	02/01/16	245,525
	255	L-3 Communications Corp.	4.75	07/15/20	254,085
	255	Thermo Fisher Scientific, Inc.	4.50	03/01/21	285,251

					1,356,990

		Technology
	731	Intel Corp.	2.95	12/15/35	787,652
	145	KLA-Tencor Corp.	6.90	05/01/18	165,285
	607	Lam Research Corp. (e)	1.25	05/15/18	600,171
	670	Microsoft Corp. (e)	0.00	06/15/13	683,400

					2,236,508

		Utilities
	375	PPL WEM Holdings PLC (e)	3.90	05/01/16	390,133

		Total United States			22,571,141

		Total Corporate Bonds (Cost $53,216,994)			54,764,542

		Sovereign (13.5%)
		Australia (0.5%)
AUD	550	Australia Government Bond	5.25	03/15/19	613,163
	1,600	Treasury Corp. of Victoria	5.75	11/15/16	1,771,393

		Total Australia			2,384,556

		Bermuda (0.1%)
	$240	Bermuda Government International Bond (e)	5.603	07/20/20	264,804

		Canada (1.3%)
EUR	300	Canada Government International Bond	3.50	01/13/20	460,452
CAD	4,150	Canadian Government Bond	4.25	06/01/18	4,780,275
	$300	Province of Ontario Canada	4.00	10/07/19	328,221
EUR	600	Province of Ontario Canada	4.00	12/03/19	911,239

		Total Canada			6,480,187

		Croatia (0.1%)
	$300	Croatia Government International Bond	6.75	11/05/19	303,226

		Denmark (0.1%)
DKK	3,300	Denmark Government Bond	4.00	11/15/17	697,602

		France (0.8%)
EUR	1,000	France Government Bond OAT	4.00	04/25/18	1,503,206
	1,900	French Treasury Note BTAN	4.50	07/12/12	2,696,034

		Total France			4,199,240

		Germany (2.0%)
	2,200	Bundesobligation	2.75	04/08/16	3,266,865
	1,150	Bundesrepublik Deutschland	3.25	07/04/15	1,727,896
	750	Bundesrepublik Deutschland	3.50	07/04/19	1,168,517
	350	Bundesrepublik Deutschland	4.25	07/04/39	614,626
	2,050	Bundesrepublik Deutschland	4.75	07/04/34	3,716,428

		Total Germany			10,494,332

		Indonesia (0.1%)
	$250	Indonesia Government International Bond	11.625	03/04/19	373,750

		Italy (0.7%)
EUR	850	Italy Buoni Poliennali Del Tesoro	3.00	06/15/15	1,083,163
	1,100	Italy Buoni Poliennali Del Tesoro	4.50	02/01/18	1,409,272
	800	Italy Buoni Poliennali Del Tesoro	5.00	08/01/39	882,440
	$330	Republic of Italy	6.875	09/27/23	330,292

		Total Italy			3,705,167

		Japan (3.8%)
JPY	110,000	Japan Finance Organization for Municipalities	1.90	06/22/18	1,522,103

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

JPY	140,000	Japan Government Ten Year Bond	1.30%	12/20/13	$1,834,638
	380,000	Japan Government Ten Year Bond	1.40	09/20/15	5,067,357
	290,000	Japan Government Ten Year Bond	1.70	06/20/18	3,982,874
	120,000	Japan Government Ten Year Bond	1.90	06/20/16	1,644,071
	425,000	Japan Government Thirty Year Bond	1.70	06/20/33	5,311,521

		Total Japan			19,362,564

		Korea, Republic of (0.1%)
	$100	Export - Import Bank of Korea	4.125	09/09/15	103,056
	200	Korea Development Bank (j)	3.875	05/04/17	200,331
	200	Korea Development Bank	4.375	08/10/15	208,466
	150	Republic of Korea	7.125	04/16/19	187,539

		Total Korea, Republic of			699,392

		Luxembourg (0.4%)
JPY	145,000	European Investment Bank	2.15	01/18/27	1,989,877

		Mexico (0.5%)
MXN	24,400	Mexican Bonos	10.00	12/05/24	2,405,629

		Netherlands (0.6%)
EUR	100	Government of Netherlands	4.00	01/15/37	165,032
	1,800	Netherlands Government Bond	4.00	07/15/19	2,820,216

		Total Netherlands			2,985,248

		Norway (0.1%)
NOK	3,500	Norway Government Bond	6.50	05/15/13	671,227

		Poland (0.4%)
PLN	6,000	Poland Government Bond	5.25	10/25/17	1,888,957

		South Africa (0.1%)
ZAR	3,000	South Africa Government Bond	7.25	01/15/20	362,360

		Sweden (0.3%)
SEK	8,300	Sweden Government Bond	4.50	08/12/15	1,416,391

		United Kingdom (1.5%)
GBP	500	United Kingdom Gilt	2.75	01/22/15	852,579
	600	United Kingdom Gilt	4.00	09/07/16	1,088,305
	2,450	United Kingdom Gilt	4.25	06/07/32	4,546,797
	750	United Kingdom Gilt	4.50	03/07/13	1,270,408

		Total United Kingdom			7,758,089

		Total Sovereign (Cost $63,281,638)			68,442,598

		Municipal Bonds (0.1%)
	$145	Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds	6.184	01/01/34	167,194
		Municipal Electric Authority of Georgia
	160	................................	6.637	04/01/57	164,752
	295	................................	6.655	04/01/57	300,407

		Total Municipal Bonds (Cost $603,725)			632,353

		Agency Fixed Rate Mortgages (4.0%)
		Federal Home Loan Mortgage Corporation, Gold Pools:
	1,030	................................	6.00	11/01/37–02/01/38	1,128,382
	309	................................	6.50	05/01/32–09/01/32	349,639
		Federal National Mortgage Association, Conventional Pools:
	3,374	................................	4.50	08/01/40–08/01/41	3,573,964
	2,657	................................	5.00	01/01/41–03/01/41	2,884,841
	2,744	................................	5.50	02/01/38–06/01/38	2,988,461
	1,733	................................	6.00	03/01/37–10/01/38	1,905,136
	78	................................	6.50	12/01/29	88,597
	783	................................	7.00	12/01/17–02/01/31	900,774
		November TBA
	700	................................	4.00	11/25/41(k)	727,781

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

	Government National Mortgage Association, November TBA
$ 2,065	................................	4.00%		11/25/41(k)	$2,203,097
	Various Pools:
2,829	................................	4.50		04/15/39–08/15/39	3,087,506
320	................................	5.50		08/15/39	356,946

	Total Agency Fixed Rate Mortgages (Cost $20,000,497)				20,195,124

	Asset-Backed Securities (0.6%)
79	ARI Fleet Lease Trust 2010-A (e)	1.693	(h)	08/15/18	79,534
95	Chesapeake Funding LLC (e)	2.243	(h)	12/15/20	94,766
825	CNH Equipment Trust	1.20		05/16/16	829,145
412	CVS Pass-Through Trust	6.036		12/10/28	422,991
525	Ford Credit Floorplan Master Owner Trust (e)	1.943	(h)	02/15/17	541,011
430	FUEL Trust (e)	4.207		04/15/16	432,107
325	GE Dealer Floorplan Master Note Trust (e)	1.793	(h)	10/20/14	328,291
425	SLM Student Loan Trust (e)	4.37		04/17/28	441,232

	Total Asset-Backed Securities (Cost $3,117,481)				3,169,077

	U.S. Treasury Securities (3.4%)
	U.S. Treasury Bonds
1,960	................................	3.50		02/15/39	2,073,313
2,900	................................	6.875		08/15/25	4,330,515
	U.S. Treasury Notes
7,720	................................	3.125		05/15/19	8,490,194
2,300	................................	3.625		02/15/21	2,604,929

	Total U.S. Treasury Securities (Cost $15,759,015)				17,498,951

	Commercial Mortgage Backed Securities (1.1%)
500	Banc of America Merrill Lynch Commercial Mortgage, Inc.	5.655	(h)	04/10/49	435,684
440	Bear Stearns Commercial Mortgage Securities	5.363		02/11/44	390,650
	Citigroup Commercial Mortgage Trust
820	(f)................................	5.697	(h)	12/10/49	772,154
270	(f)................................	5.731	(h)	03/15/49	276,599
230	DBUBS Mortgage Trust (e)	5.002		11/10/46	252,952
	Greenwich Capital Commercial Funding Corp.
410	................................	5.475		03/10/39	368,853
1,315	................................	5.867	(h)	12/10/49	1,114,180
	JP Morgan Chase Commercial Mortgage Securities Corp.
700	................................	4.171		08/15/46	732,417
335	................................	5.892	(h)	02/12/51	317,993
425	................................	6.059	(h)	02/15/51	369,916
510	LB-UBS Commercial Mortgage Trust	6.167	(h)	09/15/45	437,031

	Total Commercial Mortgage Backed Securities (Cost $5,954,327)				5,468,429

	Short-Term Investments (3.9%)
	U.S. Treasury Securities (0.3%)
	U.S. Treasury Bills
320	(l)(m)................................	0.015		03/22/12	319,981
1,325	(l)(m)................................	0.018		03/22/12	1,324,909

	Total U.S. Treasury Securities (Cost $1,644,890)				1,644,890

NUMBER OF SHARES (000)
	Investment Company (3.6%)
18,368	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $18,367,944) (n)				18,367,944

	Total Short-Term Investments (Cost $20,012,834)				20,012,834

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

Total Investments (Cost $468,424,277) (o)(p)(q)	95.4%	484,819,176
Other Assets in Excess of Liabilities	4.6	23,252,324

Net Assets	100.0%	$508,071,500

ADR	American Depositary Receipt.
BTAN	Bons du Trésor à Intérets Annuels (Treasury Bill Annual Interest).
CVA	Certificaten Van Aandelen.
GDR	Global Depositary Receipt.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
PPS	Price Protected Shares
REIT	Real Estate Investment Trust.
SDR	Swedish Depositary Receipt.
SPDR	Standard & Poor’s Depository Receipt.
TBA	To Be Announced.
(a)	Non-income producing security.
(b)	Comprised of securities in separate entities that are traded as a single stapled security.
(c)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(d)	Security trades on the Hong Kong exchange.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)	For the six months ended October 31, 2011, the cost of purchases and the proceeds from sales of Citigroup, Inc., Common Stock, Corporate Bonds, and Commercial Mortgage Backed Securities, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was $1,527,752 and $1,372,768, respectively, including net realized gains of $103,970.
(g)	Security is linked to the Dow Jones UBS Commodities Index Total Return. The index is currently comprised of futures contracts on nineteen physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel, and zinc, which trade on the London Metal Exchange.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2011.
(i)	Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at October 31, 2011.
(j)	When-issued security.
(k)	Security is subject to delayed delivery.
(l)	Rate shown is the yield to maturity at October 31, 2011.
(m)	A portion of this security has been physically segregated in connection with open swap agreements.
(n)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.
(o)	Securities are available for collateral in connection with purchase of when-issued securities, securities purchased on a forward commitment basis, open foreign currency exchange contracts, futures contracts and swap agreements.
(p)	The market value and percentage of net assets, $103,264,673 and 20.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(q)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

Foreign Currency Exchange Contracts Open at October 31, 2011:
COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America NA	CAD	5,824,361		$5,714,079	11/17/11	$(127,147)
Bank of America NA	MYR	1,252,307		$401,020	11/17/11	(6,804)
Deutsche Bank AG London	AUD	4,640,164		$4,711,855	11/17/11	(169,487)
Deutsche Bank AG London	CNY	17,065,591		$2,671,090	11/17/11	(14,354)
Deutsche Bank AG London	EUR	2,767,891		$3,786,558	11/17/11	(42,792)
Deutsche Bank AG London	EUR	10,294,204		$14,364,635	11/17/11	122,707
Deutsche Bank AG London	JPY	332,090,114		$4,328,210	11/17/11	79,297
Goldman Sachs International	EUR	1,833,843		$2,508,587	11/17/11	(28,516)
JPMorgan Chase Bank	NOK	3,557,217		$628,228	11/17/11	(10,033)
JPMorgan Chase Bank	SEK	10,764,967		$1,610,052	11/17/11	(40,333)
JPMorgan Chase Bank		$14,937,212	CNY	95,321,821	11/17/11	62,641
JPMorgan Chase Bank		$199,599	SGD	253,744	11/17/11	2,619
Royal Bank of Scotland	CAD	1,331,207		$1,306,001	11/17/11	(29,061)
Royal Bank of Scotland	CAD	2,633,992		$2,570,626	11/17/11	(70,993)
Royal Bank of Scotland	MXN	20,469,198		$1,517,102	11/17/11	(16,828)
Royal Bank of Scotland		$1,191,683	ILS	4,349,046	11/17/11	7,169
Royal Bank of Scotland		$639,442	THB	19,765,167	11/17/11	2,492
State Street Bank and Trust Co.		$119,845	NOK	678,539	11/17/11	1,903
State Street Bank and Trust Co.		$4,861,748	TWD	147,165,113	11/17/11	58,516
UBS AG	AUD	314,208		$319,094	11/17/11	(11,446)
UBS AG	BRL	647,459		$369,554	11/17/11	(6,259)
UBS AG	GBP	4,293,177		$6,712,390	11/17/11	(189,580)
UBS AG	JPY	35,677,461		$465,010	11/17/11	8,537
UBS AG	NZD	2,743,639		$2,168,921	11/17/11	(47,594)
UBS AG		$9,274,764	CAD	9,454,491	11/17/11	207,104
UBS AG		$798,387	CHF	721,142	11/17/11	23,324
UBS AG		$866,743	CHF	782,521	11/17/11	24,908
UBS AG		$6,870,803	HKD	53,429,205	11/17/11	7,158
UBS AG		$1,208,985	HKD	9,396,542	11/17/11	636
UBS AG		$1,365,870	HKD	10,609,121	11/17/11	(154)
UBS AG		$2,992,749	INR	147,390,203	11/17/11	25,763
UBS AG		$2,795,706	KRW	3,225,322,092	11/17/11	111,430
UBS AG		$1,289,932	MXN	17,401,376	11/17/11	14,101
UBS AG		$2,669,895	RUB	82,909,275	11/17/11	56,416
UBS AG		$1,403,467	SGD	1,784,181	11/17/11	18,412
UBS AG		$609,393	TRY	1,139,592	11/17/11	32,718
UBS AG		$3,203,801	ZAR	25,895,301	11/17/11	52,118
Royal Bank of Scotland		$376,175	CZK	6,866,631	11/18/11	5,891
Wells Fargo & Co.	AUD	920,000		$947,944	12/02/11	(18,111)
Wells Fargo & Co.	AUD	2,370,000		$2,511,731	12/02/11	23,089
Wells Fargo & Co.		$945,235	CAD	955,000	12/02/11	12,204
Wells Fargo & Co.		$2,560,345	CAD	2,539,120	12/02/11	(14,742)
Goldman Sachs International		$167,493	CAD	170,000	12/09/11	2,914
Goldman Sachs International		$511,002	EUR	370,407	12/09/11	1,356
JPMorgan Chase Bank	MXN	24,935,000		$1,877,918	12/09/11	13,138
JPMorgan Chase Bank	SEK	6,400,000		$965,309	12/09/11	(14,735)
JPMorgan Chase Bank	ZAR	8,480,000		$1,079,155	12/09/11	16,403
JPMorgan Chase Bank		$1,490,747	CHF	1,330,000	12/09/11	25,276
UBS AG	AUD	469,660		$474,685	12/09/11	(18,074)
UBS AG	NOK	2,078,000		$368,538	12/09/11	(3,902)
UBS AG	PLN	7,650,000		$2,446,904	12/09/11	51,296
UBS AG	ZAR	2,855,000		$349,278	12/09/11	(8,523)
UBS AG		$1,611,939	CLP	843,850,000	12/09/11	103,548
UBS AG		$1,196,981	GBP	769,813	12/09/11	40,332
UBS AG		$17,020,271	JPY	1,306,373,874	12/09/11	(298,882)
UBS AG		$1,507,481	KRW	1,790,880,000	12/09/11	104,162
UBS AG		$383,041	NOK	2,078,000	12/09/11	(10,601)
UBS AG		$579,171	NOK	3,142,000	12/09/11	(16,030)

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

UBS AG	$540,728	SGD	702,000	12/09/11	$18,723
UBS AG	$1,530,357	SGD	1,900,000	12/09/11	(16,173)
UBS AG	$433,248	THB	13,500,000	12/09/11	4,420

Net Unrealized Appreciation					$111,567

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

Futures Contracts Open at October 31, 2011:
NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
5	Long	10 yr.Japan Government Bond, Dec-11	$9,110,500	$(43,609)
32	Long	DAX Index, Dec-11	6,876,593	617,836
59	Long	KOSPI 200 Index, Dec-11	6,689,538	229,697
99	Long	Hang Seng China ENT Index, Nov-11	6,670,276	236,523
75	Long	U.S. Dollar Index, Dec-11	5,722,950	(88,950)
32	Long	German Euro Bobl, Dec-11	5,452,251	(3,120)
170	Long	MSCI Taiwan Index, Nov-11	4,545,800	2,860
40	Long	FTSE 100 Index, Dec-11	3,573,883	167,186
78	Long	FTSE/JSE top 40, Dec-11	2,882,548	214,804
52	Long	CAC 40 Index, Nov-11	2,342,799	42,650
81	Long	MEX BOLSA Index, Dec-11	2,219,978	132,920
41	Long	SGX MSCI Singapore Index, Nov-11	2,133,387	51,839
10	Long	UK Long Gilt Bond, Dec-11	2,070,381	7,130
26	Long	E-mini MSCI Eafe Index, Dec-11	1,925,170	56,928
168	Long	SGX CNX Nifty Index, Nov-11	1,796,592	62,492
13	Long	IBEX 35 Index, Nov-11	1,601,939	16,657
13	Long	TOPIX Index, Dec-11	1,265,568	3,418
8	Long	Hang Seng Index, Nov-11	1,018,952	51,926
3	Long	U.S. Treasury 2 yr. Note, Dec-11	660,844	(994)
4	Long	S&P TSE 60 Index, Dec-11	559,514	4,711
10	Long	BOVESPA Index, Dec-11	347,476	36,296

2	Short	FTSE MIB Index, Dec-11	(222,163)	(33,662)
15	Short	Euro Stoxx 50 Index, Dec-11	(498,865)	987
17	Short	E-mini MSCI Emerging Market Index, Dec-11	(830,110)	11,978
8	Short	U.S. Treasury 5 yr. Note, Dec-11	(980,875)	(1,250)
27	Short	NIKKEI 225 Index, Dec-11	(1,538,479)	1,718
18	Short	German Euro Bund, Dec-11	(3,396,042)	39,609

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

36	Short	U.S. Treasury 30 yr. Bond, Dec-11	$ (5,005,125)	$(1,088)
107	Short	S&P 500 E Mini Index, Dec-11	(6,683,755)	(441,501)
270	Short	U.S. Treasury 10 yr. Note, Dec-11	(34,846,875)	291,773

		Net Unrealized Appreciation		$1,667,764

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

Interest Rate Swap Agreements Open at October 31, 2011:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)		FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America NA	EUR	9,270	6 Month EURIBOR	Pay	4.26%	08/18/26	$ 261,925
Bank of America NA	$	12,415	3 Month LIBOR	Receive	4.35	08/18/26	(261,460)
Bank of America NA	EUR	11,705	6 Month EURIBOR	Receive	3.61	08/18/31	(200,995)
Bank of America NA	$	15,400	3 Month LIBOR	Pay	4.15	08/18/31	316,316

Barclays Bank PLC	SEK	271,024	3 Month STIBOR	Pay	2.76	07/30/12	380,369
Barclays Bank PLC		135,530	3 Month STIBOR	Pay	2.30	09/12/12	(28,875)
Barclays Bank PLC		317,510	3 Month STIBOR	Receive	2.89	07/29/13	(363,428)

			Net Unrealized Appreciation				$ 103,852

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

Total Return Swap Agreement Open at October 31, 2011:

COUNTERPARTY	INDEX	PAY/RECEIVE TOTAL RETURN ON REFERENCED INDEX	NOTIONAL AMOUNT (000)	FLOATING RATE	MATURITY DATE	UNREALIZED DEPRECIATION
Goldman Sachs International	Custom Miners Total Return Index US	Pay	$3,749	1-Month USD- LIBOR minus 0.35%	10/24/12	$(375,547)

Morgan Stanley Global Strategist Fund

Portfolio of Investments ▪ October 31, 2011 (unaudited) continued

Zero Coupon Swap Agreements Open at October 31, 2011:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	TERMINATION DATE	PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC	$ 2,645	3 Month LIBOR	Receive	11/15/19	—	$(936,532)
Barclays Bank PLC	3,134	3 Month LIBOR	Pay	11/15/19	—	480,111

		Net Unrealized Depreciation				$(456,421)

EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
STIBOR	Stockholm Interbank Offered Rate.

Currency Abbreviations:

AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
CLP	Chilean Peso.
CNY	Chinese Yuan Renminbi.
CZK	Czech Koruna.
DKK	Danish Krone.
EUR	Euro.
GBP	British Pound.
HKD	Hong Kong Dollar.
ILS	Israeli Shekel.
INR	Indian Rupee.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican New Peso.
MYR	Malaysian Ringgit.
NOK	Norwegian Krone.
NZD	New Zealand Dollar.
PLN	Polish Zloty.
RUB	Russian Ruble.
SEK	Swedish Krona.
SGD	Singapore Dollar.
THB	Thai Baht.
TRY	Turkish Lira.
TWD	Taiwan Dollar.
USD	United States Dollar.
ZAR	South African Rand.

Morgan Stanley Global Strategist Fund

Notes to Portfolio of Investments ▪ October 31, 2011 (unaudited)

Valuation of Investments - (1) An equity security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) commodity-linked notes are marked-to-market daily based upon quotations from market makers; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates,

prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT OCTOBER 31, 2011 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets:
Common Stocks
Aerospace & Defense	$3,491,521	$2,810,843	$680,678	—
Air Freight & Logistics	566,553	227,022	339,531	—
Airlines	93,350	—	93,350	—
Auto Components	2,746,454	1,837,475	908,979	—
Automobiles	4,466,389	1,162,019	3,304,370	—
Beverages	4,861,291	2,660,630	2,200,661	—
Biotechnology	856,328	614,503	241,825	—
Building Products	897,471	195,330	702,141	—
Capital Markets	5,282,061	3,432,214	1,849,847	—
Chemicals	6,824,798	2,899,498	3,925,300	—
Commercial Banks	19,782,549	8,266,777	11,515,772	—
Commercial Services & Supplies	1,352,432	624,425	728,007	—
Communications Equipment	2,371,087	1,749,638	621,449	—
Computers & Peripherals	7,414,046	7,038,318	375,728	—
Construction & Engineering	2,168,464	1,500,332	668,132	—
Construction Materials	512,105	223,944	288,161	—
Consumer Finance	311,064	311,064	—	—
Containers & Packaging	163,451	51,370	112,081	—
Distributors	77,215	—	77,215	—
Diversified Consumer Services	87,518	87,518	—	—
Diversified Financial Services	5,661,618	4,442,101	1,219,517	—
Diversified Telecommunication Services	7,675,296	4,215,323	3,459,973	—
Electric Utilities	5,126,656	2,158,399	2,968,257	—
Electrical Equipment	2,621,097	1,153,940	1,467,157	—
Electronic Equipment, Instruments & Components	2,831,188	1,502,704	1,328,484	—
Energy Equipment & Services	2,933,259	2,117,185	816,074	—
Food & Staples Retailing	5,853,553	3,071,649	2,781,904	—
Food Products	6,833,591	3,172,370	3,661,221	—
Gas Utilities	781,492	129,285	652,207	—
Health Care Equipment & Supplies	1,994,767	1,332,666	662,101	—
Health Care Providers & Services	4,430,659	4,104,674	325,985	—
Health Care Technology	72,691	72,691	—	—
Hotels, Restaurants & Leisure	3,975,853	3,381,960	593,893	—
Household Durables	1,992,422	1,418,094	574,328	—
Household Products	3,579,993	2,885,317	694,676	—
Independent Power Producers & Energy Traders	708,950	641,675	67,275	—
Industrial Conglomerates	4,671,817	2,889,636	1,782,181	—
Information Technology Services	3,377,161	3,151,612	225,549	—
Insurance	11,097,270	6,534,315	4,562,955	—
Internet & Catalog Retail	348,813	202,639	146,174	—
Internet Software & Services	2,074,482	1,985,435	89,047	—
Leisure Equipment & Products	131,486	28,240	103,246	—
Life Sciences Tools & Services	293,145	216,428	76,717	—
Machinery	6,088,890	3,232,698	2,856,192	—

Marine	338,588	—	338,588	—
Media	5,580,112	4,506,957	1,073,155	—
Metals & Mining	12,502,999	6,279,711	6,223,288	—
Multi-Utilities	3,632,565	2,293,569	1,338,996	—
Multiline Retail	2,886,269	2,471,470	414,799	—
Office Electronics	798,568	41,718	756,850	—
Oil, Gas & Consumable Fuels	29,283,950	19,643,089	9,640,861	—
Paper & Forest Products	1,070,202	730,347	339,855	—
Personal Products	958,997	295,139	663,858	—
Pharmaceuticals	18,020,177	10,611,093	7,409,084	—
Professional Services	858,145	347,435	510,710	—
Real Estate Investment Trusts (REITs)	4,109,433	2,674,361	1,435,072	—
Real Estate Management & Development	2,215,710	458,266	1,757,444	—
Road & Rail	4,191,063	2,658,821	1,532,242	—
Semiconductors & Semiconductor Equipment	4,616,109	4,018,996	597,113	—
Software	7,001,868	6,028,205	973,663	—
Specialty Retail	3,726,215	2,932,527	793,688	—
Textiles, Apparel & Luxury Goods	2,156,554	970,996	1,185,558	—
Thrifts & Mortgage Finance	65,219	65,219	—	—
Tobacco	5,646,648	3,781,006	1,865,642	—
Trading Companies & Distributors	1,594,988	198,288	1,396,700	—
Transportation Infrastructure	498,162	101,829	396,333	—
Wireless Telecommunication Services	3,558,263	689,649	2,868,614	—

Total Common Stocks	264,793,100	161,532,647	103,260,453	—

Commodity Linked Securities	23,966,726	—	23,966,726	—
Investment Companies	5,871,222	5,871,222	—	—
Right	4,220	—	4,220	—
Corporate Bonds	54,764,542	—	54,764,542	—
Sovereign	68,442,598	—	68,442,598	—
Municipal Bonds	632,353	—	632,353	—
Agency Fixed Rate Mortgages	20,195,124	—	20,195,124	—
Asset-Backed Securities	3,169,077	—	3,169,077	—
U.S. Treasury Securities	17,498,951	—	17,498,951	—
Commercial Mortgage Backed Securities	5,468,429	—	5,468,429	—
Short-Term Investments
U.S. Treasury Securities	1,644,890	—	1,644,890	—
Investment Company	18,367,944	18,367,944	—	—

Total Short-Term Investments	20,012,834	18,367,944	1,644,890	—

Foreign Currency Exchange Contracts	1,342,721	—	1,342,721	—
Futures	2,281,938	2,281,938	—	—
Interest Rate Swaps	958,610	—	958,610	—
Zero Coupon Swaps	480,111	—	480,111	—

Total Assets	$489,882,556	$188,053,751	$301,828,805	—

Liabilities:
Foreign Currency Exchange Contracts	$(1,231,154)	—	$(1,231,154)	—
Futures	(614,174)	$(614,174)	—	—
Interest Rate Swaps	(854,758)	—	(854,758)	—
Total Return Swaps	(375,547)	—	(375,547)	—
Zero Coupon Swaps	(936,532)	—	(936,532)	—

Total Liabilities	$(4,012,165)	$(614,174)	$(3,397,991)	—

Total	$485,870,391	$187,439,577	$298,430,814	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of October 31, 2011, securities with a total value of $434,979 transferred from Level 1 to Level 2. At October 31, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Strategist Fund

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
December 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
December 15, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 15, 2011